UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Reports for the period 01/01/18 through 06/30/18 is filed herewith

SEMI-ANNUAL REPORT

	INVESTOR CLASS	INSTITUTIONAL CLASS
Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis Small-Cap Value Fund	OBIVX	OBVLX
Oberweis Global Opportunities Fund (formerly known as Oberweis Emerging Growth Fund)	OBEGX	OBGIX
Oberweis China Opportunities Fund	OBCHX	OCHIX
Oberweis International Opportunities Fund	OBIOX	—
Oberweis Emerging Markets Fund	OBEMX	OIEMX

June 30, 2018

oberweisfunds.com

PRESIDENT’S LETTER

Dear Fellow Shareholder:

YEAR-TO-DATE PERFORMANCE THROUGH JUNE 30, 2018

In the first half of 2018, small-cap equity returns varied considerably depending on geography. US small stocks fared well, with the Russell 2000 Index returning 7.66%. However, international small-cap stocks did not move materially in the first half, with the MSCI World ex-US Small-Cap Index returning -1.44%. Both here and abroad, small-cap growth stocks outperformed their value brethren. Developed markets beat emerging ones. In the US, the Russell 2000 Growth Index (+9.70%) outperformed the Russell 2000 Value Index (+5.44%) by 426 bps. In June, trade war worries reversed a rally earlier this year in Chinese equities. For the first six months, the MSCI China Index had an overall return of -1.75%. Emerging markets were the most challenging area so far this year, with the MSCI Emerging Markets Small-Cap Index returning -8.45% in the first half.

Performance of the Oberweis Funds was similarly stratified by geography. The Micro-Cap and Small-Cap Opportunities funds returned 10.19% and 8.48%, respectively. The Small-Cap Value Fund returned 3.04%. Among our foreign funds, the International Opportunities Fund returned 0.16% (versus 1.04% for the MSCI World ex-US SCG Index). The China Opportunities Fund returned 1.32% (compared to -0.97% for the MSCI Zhong Hua Small-Cap Growth Index). The Global Opportunities Fund, formerly known as the Emerging Growth Fund, returned -0.36% (versus 1.46% for the MSCI ACWI Small-Cap Index).

Our newest fund, the Oberweis Emerging Markets Fund (ticker: OBEMX), commenced operations on May 1st of this year. This fund is managed by the new Oberweis Emerging Markets Team, led by Mark Weber, who has years of experience investing in emerging and international markets. In this partial quarter, the new fund returned -3.75%, a slow start but considerably ahead of its benchmark MSCI Emerging Markets Small Cap Index, which was down 6.56% during the same period (for an outperformance of 281 bps in the fund’s first six weeks).

OUTLOOK

This year’s relatively minor change in global stock prices (the MSCI World Index returned 0.43%) masks a period of rising uncertainty and greater volatility. On one hand, the world’s economy is experiencing a steady expansion, particularly in the US, where pro-business policies have helped to boost earnings expectations. However, the case for continued global growth is not as strong. Tighter monetary policy in the US hit emerging market currencies, especially those with an abundance of dollar-denominated debt. Industrial activity in China appears to be decelerating and countries such as Germany and Japan remain vulnerable to industrial slowdown in China.

Contentious trade negotiations between the US and China illustrate that the risks of a global trade war are rising. While Trump’s new tariffs (on $34 billion of goods at the time of this writing, with tariffs on $200 billion more slated for the end of August) are not unmanageable, a ratcheting up of the stakes with tit-for-tat retaliation will eventually weigh on global growth. It’s difficult to assess the odds of cooler heads prevailing in a “grand trade compromise” versus the odds of a full-fledged trade war. As it stands today, the market still mostly assumes the former case, although investors in non-US markets appear to be discounting rising odds of the latter. In short, global growth remains positive, but the risks of a slowdown are rising, mostly due to rising trade tensions and tighter US monetary policy.

PRESIDENT’S LETTER  (continued)

Despite the difficult-to-predict macro challenges confronting investors, our process is, at its core, focused on individual companies. Our team utilizes a bottom-up fundamental investment process to uncover idiosyncratic situations in which positive fundamental changes appear to still be underestimated by the market. In many cases, it can take several quarters for such misunderstandings to correct. In the short-term, we fully expect our portfolio to be influenced by unpredictable Trump tweets and market noise. But in the long-term, the success of our strategy will primarily be determined by our ability to identify individual stocks whose true earnings potential is misunderstood and underestimated by other market participants.

VALUATION RECAP

With respect to our growth-oriented funds, the average forward P/E ratio as of June 30, 2018 was 16.0 times for the Global Opportunities Fund (versus 13.2 last quarter), 17.8 times for the Small-Cap Opportunities Fund (versus 17.5 last quarter), 15.0 times for the Micro-Cap Fund (versus 18.9 last quarter), 13.4 times for the International Opportunities Fund (versus 13.3 last quarter), and 18.7 times for the China Opportunities Fund (versus 18.2 last quarter). Each of these funds invests in companies with expected earnings growth rates that are higher than that of the broader market, and in companies expected to grow faster than current market expectations. For the Small-Cap Value Fund, the average P/E ratio was 13.4 times (versus 16.3 last quarter). As of June 30, 2018, the weighted average market capitalization was $4.2 billion for the Global Opportunities Fund, $2.4 billion for the Small-Cap Opportunities Fund, $893 million for the Micro-Cap Fund, $2.6 billion for the Small-Cap Value Fund, $4.2 billion for the International Opportunities Fund, and $82.2 billion for the China Opportunities Fund. Note the China Opportunities Fund’s market cap is skewed upward due to two mega-cap holdings, even though the majority of holdings are small/mid-cap firms (the median market cap for China was $8.9 billion).

We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable assets. If you have any questions about your account, please contact shareholder services at 800-245-7311.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

PRESIDENT’S LETTER  (continued)

OBERWEIS FUNDS AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2018)
	Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund[2]	Expense Ratio[3]
Micro-Cap	OBMCX	11.57	25.40	19.59	18.39	12.10	10.80	1.54
	OMCIX[1]	11.58	25.60	19.85	18.67	12.37	11.08	1.28
Small-Cap	OBSOX	8.34	24.36	9.29	13.60	9.04	7.26	1.72
Opportunities	OBSIX[1]	8.44	24.75	9.59	13.91	9.32	7.53	1.30
Small-Cap	OBIVX[4]	8.30	12.82	9.32	9.73	N/A	12.41	N/A
Value	OBVLX[4]	8.35	12.87	9.34	9.74	N/A	12.42	1.30
Global	OBEGX	3.44	14.22	6.98	11.34	8.21	8.89	1.50
Opportunities	OBGIX[1]	3.54	14.53	7.25	11.61	8.48	9.17	1.18
China	OBCHX	-1.88	25.81	7.23	12.10	9.21	13.34	1.91
Opportunities	OCHIX[1]	-1.76	26.11	7.48	12.37	9.47	13.61	1.59
International Opportunities	OBIOX	-1.24	17.43	11.00	13.48	8.75	10.19	1.60
Emerging	OBEMX	-5.00	N/A	N/A	N/A	N/A	-5.00	N/A
Markets	OIEMX	-5.00	N/A	N/A	N/A	N/A	-5.00	N/A

1 Institutional Class shares OBGIX, OMCIX, OBSIX and OCHIX performance information was calculated using the historical performance of Investor Class shares for periods prior to May 1, 2017.

2 Life of Fund returns are from commencement of operations on 01/07/87 for the Global Opportunities Fund, 01/01/96 for the Micro-Cap Fund, 09/15/96 for the Small-Cap Opportunities Fund, 10/01/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund, 05/01/17 for the Institutional Share Classes and 05/01/18 for the Emerging Markets Fund Share Classes.

3 December 31, 2017 data. Expense ratio is the total net annualized fund operating expense ratio. The expense ratio gross of expense offset arrangements and expense reimbursements was 1.52%, 1.20%, 1.58%, 1.32%, 2.25%, 1.94%, 1.35%, 1.92%, 1.60%, and 1.79% for OBEGX, OBGIX, OBMCX, OMCIX, OBSOX, OBSIX, OBVLX, OBCHX, OCHIX and OBIOX, respectively. Oberweis Asset Management, Inc. (OAM), the Fund’s investment advisor is contractually obligated through April 30, 2019 to reduce its management fees or reimburse OBEGX and OBMCX to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.8% of the first $50 million; plus 1.6% of average daily net assets in excess of $50 million and for OBGIX and OMCIX 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is also contractually obligated through April 30, 2019 to reduce its management fees or reimburse OBSOX, OBVLX, OBCHX, OBIOX and OBEMX to the extent that total ordinary operating expenses exceed in any one year 1.55%, 1.30%, 2.24%, 1.60% and 1.75% expressed as a percentage of each Fund’s average daily net assets, respectively, and for OBSIX, OCHIX and OIEMX 1.30%, 1.99% and 1.50%, respectively. The annual expense ratio will reflect a blend of both the old and new expense reimbursement arrangements in effect for 2017.

4 On October 2, 2017, the Cozad Small Cap Value Fund was reorganized into OBVLX, and adopted the performance history of the Cozad Small Cap Value Fund’s Class I shares. Performance shown before October 2, 2017 is for the Cozad Small Cap Value Fund’s Class I shares. The Cozad Small Cap Value Fund acquired all of the assets and liabilities of the Cozad Small Cap Value Fund I, L.P., from its inception on September 30, 2010, in a tax free reorganization on July 1, 2014. Investor Class share OBIVX performance information was calculated using the historical performance of Institutional Class share for periods prior to May 1, 2018.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at

PRESIDENT’S LETTER  (continued)

oberweisfunds.com for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change. Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

The MSCI Zhong Hua Small Cap Growth Index (Net) is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding A share classes, with minimum dividends reinvested net of withholding tax. The MSCI AC Asia Pacific Ex-Japan Small-Cap Growth Index (Net) is a free float adjusted market capitalization index that is designed to measure the equity market performance of small cap growth developed and emerging markets in the Pacific region excluding Japan, with minimum dividends reinvested net of withholding tax. The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax. The MSCI ACWI Small Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI World Index (Net) is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI Emerging Markets Small Cap Index is a free float-adjusted, market capitalization-weighted index that measures the performance of small-cap stocks in 24 emerging markets.

The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Microcap Growth Index measures the performance of those Russell Micro Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell Microcap Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. Each index is an unmanaged group of stocks, whose performance does not reflect the deduction of fees, expenses or taxes. The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Value Index is an unmanaged market capitalization-weighted index of value-oriented stocks of U.S. domiciled companies that are included in the Russell 2000 Index. Value-oriented stocks tend to have lower price-to-book ratios and lower forecasted growth values.

Oberweis Micro-Cap Fund

At June 30, 2018 (unaudited)

Asset Allocation (%)
Common Stocks	94.4
Other Assets in excess of Liabilities	5.6
100.0

Top Holdings (%)
Career Education Corp.	2.7
DMC Global, Inc.	2.7
Blucora, Inc.	2.0
Adesto Technologies Corp.	2.0
LHC Group, Inc.	2.0
Skyline Corp.	2.0
Malibu Boats, Inc.	1.9
Movado Group, Inc.	1.8
Comtech Telecommunications Corp.	1.8
Atricure, Inc.	1.8
Other Holdings	79.3
100.0

Top Industries (%)
Computer Services Software & Systems	11.9
Machinery – Industrial	5.2
Recreational Vehicles & Boats	4.1
Specialty Retail	4.1
Medical & Dental Instruments & Supplies	4.1
Semiconductors & Components	3.9
Education Services	3.9
Healthcare Services	3.5
Biotechnology	3.0
Communications Technology	2.9
Other Industries	53.4
100.0

Oberweis Small-Cap Opportunities Fund

At June 30, 2018 (unaudited)

Asset Allocation (%)
Common Stocks	96.0
Other Assets in excess of Liabilities	4.0
100.0

Top Holdings (%)
Career Education Corp.	2.6
Carbonite, Inc.	2.2
Trex Co., Inc.	2.0
Harsco Corp.	2.0
At Home Group, Inc.	1.9
Burlington Stores, Inc.	1.9
Atricure, Inc.	1.8
Malibu Boats, Inc.	1.8
Enova International, Inc.	1.8
Care.com, Inc.	1.8
Other Holdings	80.2
100.0

Top Industries (%)
Computer Services Software & Systems	8.2
Medical & Dental Instruments & Supplies	6.4
Specialty Retail	5.9
Semiconductors & Components	5.7
Healthcare Services	4.5
Building Materials	4.1
Banks – Diversified	3.8
Medical Equipment	3.6
Diversified Manufacturing Operations	3.4
Engineering & Contracting Services	3.0
Other Industries	51.4
100.0

Oberweis Small-Cap Value Fund

At June 30, 2018 (unaudited)

Asset Allocation (%)
Common Stocks	87.6
Real Estate Investment Trusts	12.3
Other Assets in excess of Liabilities	0.1
100.0

Top Holdings (%)
Tivo Corp.	3.0
Williams-Sonoma, Inc.	2.8
Old National Bancorp	2.6
Hersha Hospitality Trust	2.4
Ryman Hospitality Properties, Inc.	2.1
Associated Banc-Corp	2.1
Matson, Inc.	2.1
Portland General Electric Co.	2.1
Simmons First National Corp.	2.0
Wolverine World Wide, Inc.	1.8
Other Holdings	77.0
100.0

Top Industries (%)
Banks – Diversified	13.6
Lodging & Resort	6.0
Computer Services Software & Systems	5.9
Specialty Retail	4.9
Insurance: Property – Casualty	3.4
Oil Well Equipment Services	3.0
Utilities – Gas Distributors	3.0
Commercial Vehicles & Parts	2.4
Restaurants	2.4
Engineering & Contracting Services	2.2
Other Industries	53.2
100.0

Oberweis Global Opportunities Fund

At June 30, 2018 (unaudited)

Asset Allocation (%)
Common Stocks	96.0
Other Assets in excess of Liabilities	4.0
100.0

Top Holdings (%)
DMC Global, Inc.	4.8
Burlington Stores, Inc.	3.3
UT Group Co. Ltd.	2.6
Ligand Pharmaceuticals, Inc.	2.5
Outsourcing, Inc.	2.3
Open House Co. Ltd.	2.3
Rockwool International A/S	2.3
United Laboratories International Hldgs. Ltd.	2.3
LogMeIn, Inc.	2.3
Oshkosh Corp.	2.2
Other Holdings	73.1
100.0

Top Industries (%)
Machinery	8.8
Specialty Retail	8.0
Professional Services	7.2
Internet Software & Services	7.2
Electronic Equipment, Instruments & Components	4.8
Software	4.2
Pharmaceuticals	4.0
Hotels, Restaurants & Leisure	3.8
Consumer Finance	3.8
Building Products	3.5
Other Industries	44.7
100.0

Oberweis China Opportunities Fund

At June 30, 2018 (unaudited)

Asset Allocation (%)
Common Stocks	94.4
Other Assets in excess of Liabilities	5.6
100.0

Top Holdings (%)
Tencent Hldgs. Ltd.	8.1
Alibaba Group Hldg. Ltd. ADS	5.8
Shenzhou International Group Hldgs. Ltd.	3.1
CSPC Pharmaceuticals Group Ltd.	3.1
New Oriental Education & Technology Group, Inc. ADS	2.8
Sunny Optical Technology Group Co. Ltd.	2.6
Huazhu Group Ltd.	2.4
TAL Education Group ADS	2.4
Baozun, Inc.	2.3
Kweichow Moutai Co. Ltd.	2.2
Other Holdings	65.2
100.0

Top Industries (%)
Internet Software & Services	21.4
Pharmaceuticals	12.2
Diversified Consumer Services	6.8
Hotels, Restaurants & Leisure	6.5
Textiles, Apparel & Luxury Goods	5.2
Electronic Equipment, Instruments & Components	4.7
Real Estate Management & Development	3.9
Beverages	3.8
Household Durables	3.5
Healthcare Providers & Services	2.7
Other Industries	29.3
100.0

Oberweis International Opportunities Fund

At June 30, 2018 (unaudited)

Asset Allocation (%)
Common Stocks	95.9
Other Assets in excess of Liabilities	4.1
100.0

Top Holdings (%)
Burford Capital Ltd.	2.6
Teleperformance SA	2.4
NEXTDC Ltd.	2.2
Intermediate Capital Group PLC	2.2
GVC Hldgs. PLC	2.2
Evolution Mining Ltd.	2.1
Open House Co. Ltd.	2.0
Taiyo Yuden Co. Ltd.	2.0
Keywords Studios PLC	1.9
Ubisoft Entertainment SA	1.8
Other Holdings	78.6
100.0

Top Industries (%)
Software	7.7
Professional Services	7.5
Capital Markets	6.4
Electronic Equipment, Instruments & Components	4.5
Internet Software & Services	4.2
Metals & Mining	4.2
Hotels, Restaurants & Leisure	3.8
Machinery	3.0
Diversified Financial Services	2.9
Technology Hardware, Storage & Peripherals	2.7
Other Industries	53.1
100.0

Oberweis Emerging Markets Fund

At June 30, 2018 (unaudited)

Asset Allocation (%)
Common Stocks	84.9
Exchange Traded Funds	6.7
Other Assets in excess of Liabilities	8.4
100.0

Top Holdings (%)
Ishares MSCI India Small-Cap ETF	6.7
Hua Hong Semiconductor Ltd.	2.9
Nissin Foods Co. Ltd.	2.5
Xiabuxiabu Catering Management China Hldgs. Co. Ltd.	2.5
Douzon Bizon Co. Ltd.	2.2
Linx SA	2.2
Cafe24 Corp.	2.2
PT Mitra Adiperkasa Tbk	2.2
Koh Young Technology, Inc.	2.1
Chroma Ate, Inc.	2.0
Other Holdings	72.5
100.0

Top Industries (%)
Semiconductors & Components	9.3
Software	7.9
Pharmaceuticals	7.1
Hotels, Restaurants & Leisure	7.0
Other	6.7
Food Products	6.2
Personal Products	5.1
Electronic Equipment, Instruments & Components	4.8
Multiline Retail	4.1
Biotechnology	3.5
Other Industries	38.3
100.0

OBERWEIS MICRO-CAP FUND

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
Equities – 94.4%
AEROSPACE – 0.3%
CPI Aerostructures, Inc.*	31,400	$329,700
AIR TRANSPORT – 1.7%
Atlas Air Worldwide Hldgs., Inc.*	13,600	975,120
SkyWest, Inc.	13,700	711,030
		1,686,150
ALTERNATIVE ENERGY – 1.3%
Ameresco, Inc.*	103,808	1,245,696
AUTO PARTS – 1.5%
Stoneridge, Inc.*	42,600	1,496,964
BANKS – DIVERSIFIED – 2.2%
CenterState Bank Corp.	21,200	632,184
Enterprise Financial Services Corp.	15,300	825,435
Pacific Premier Bancorp, Inc.*	18,800	717,220
		2,174,839
BEVERAGE – BREWERS & DISTILLERS – 0.6%
Craft Brew Alliance, Inc.*	30,000	619,500
BIOTECHNOLOGY – 3.0%
Arena Pharmaceuticals, Inc.*	6,600	287,760
Insmed, Inc.*	9,200	217,580
Ligand Pharmaceuticals, Inc.*	3,300	683,661
Progenics Pharmaceuticals, Inc.*	17,100	137,484
Vanda Pharmaceuticals, Inc.*	8,500	161,925
Vericel Corp.*	120,000	1,164,000
Xencor, Inc.*	8,100	299,781
		2,952,191
BUILDING MATERIALS – 1.2%
Patrick Industries, Inc.*	21,325	1,212,326
CASINOS & GAMBLING – 1.1%
Eldorado Resorts, Inc.*	26,600	1,040,060
CHEMICALS – DIVERSIFIED – 0.7%
Rayonier Advanced Materials, Inc.	42,300	722,907
COMMERCIAL SERVICES – 1.0%
H&E Equipment Services, Inc.	26,400	992,904

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
COMMERCIAL VEHICLES & PARTS – 1.5%
Spartan Motors, Inc.	100,300	$1,514,530
COMMUNICATIONS TECHNOLOGY – 2.9%
Bandwidth, Inc.*	28,300	1,074,834
Comtech Telecommunications Corp.	55,900	1,782,092
		2,856,926
COMPUTER SERVICES SOFTWARE & SYSTEMS – 11.9%
Asure Software, Inc.*	50,800	810,260
Blucora, Inc.*	53,700	1,986,900
Brightcove, Inc.*	95,000	916,750
Carbonite, Inc.*	45,700	1,594,930
Datawatch Corp.*	141,948	1,348,506
Limelight Networks, Inc.*	319,900	1,429,953
MobileIron, Inc.*	260,900	1,161,005
One Stop Systems, Inc.*	50,000	209,000
OneSpan, Inc.*	42,400	833,160
Varonis Systems, Inc.*	5,900	439,550
Upland Software, Inc*	28,000	962,360
		11,692,374
COMPUTER TECHNOLOGY – 1.7%
USA Technologies, Inc.*	117,000	1,638,000
CONSTRUCTION – 1.0%
Sterling Construction Co, Inc.*	77,000	1,003,310
CONSUMER LENDING – 0.9%
Enova International, Inc.*	23,510	859,291
CONSUMER SERVICES – MISCELLANEOUS – 1.8%
Care.com, Inc.*	83,600	1,745,568
DIVERSIFIED FINANCIAL SERVICES – 1.6%
Curo Group Hldgs. Corp.*	63,500	1,584,325
DIVERSIFIED MANUFACTURING – 0.5%
Koppers Hldgs., Inc.*	12,100	464,035
DIVERSIFIED MANUFACTURING OPERATIONS – 1.8%
Harsco Corp.*	77,900	1,721,590
EDUCATION SERVICES – 3.9%
Career Education Corp.*	163,293	2,640,448
Rosetta Stone, Inc.*	75,300	1,207,059
		3,847,507

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
HEALTHCARE SERVICES – 3.5%
Quality Systems, Inc.*	74,800	$1,458,600
LHC Group, Inc.*	22,760	1,948,028
		3,406,628
HOMEBUILDING – 1.3%
Century Communities, Inc.*	39,900	1,258,845
HOUSEHOLD EQUIPMENT & PRODUCTS – 1.4%
Central Garden & Pet Co.*	31,200	1,356,576
LUXURY ITEMS – 1.8%
Movado Group, Inc.	37,400	1,806,420
MACHINERY – AGRICULTURAL – 1.1%
Titan International, Inc.	102,000	1,094,460
MACHINERY – INDUSTRIAL – 5.2%
Columbus McKinnon Corp.	34,100	1,478,576
Kadant, Inc.	9,800	942,270
Manitex International, Inc.*	125,900	1,571,232
Twin Disc, Inc.*	46,500	1,154,130
		5,146,208
MACHINERY – SPECIALTY – 1.0%
Hurco Cos., Inc.	22,000	984,500
MANUFACTURED HOUSING – 2.0%
Skyline Corp.	55,503	1,944,825
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 4.1%
Atricure Inc.*	65,700	1,777,185
Intersect ENT, Inc.*	29,500	1,104,775
Staar Surgical Co.*	38,400	1,190,400
		4,072,360
MEDICAL EQUIPMENT – 1.5%
Intricon Corp.*	11,400	459,420
Tactile Systems Technology, Inc.*	19,300	1,003,600
		1,463,020
METAL FABRICATING – 2.7%
DMC Global, Inc.	58,000	2,604,200
OIL CRUDE PRODUCER – 1.0%
Ring Energy, Inc.*	78,200	986,884
OIL WELL EQUIPMENT & SERVICES – 1.0%
Ion Geophysical Corp.*	38,925	945,878

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
PAINTS & COATINGS – 0.6%
Ferro Corp.*	30,000	$625,500
PHARMACEUTICALS – 0.8%
Juniper Pharmaceuticals, Inc.*	93,400	812,580
POWER TRANSMISSION EQUIPMENT – 1.3%
Vicor Corp.*	30,330	1,320,872
PRODUCTION TECHNOLOGY EQUIPMENT – 0.5%
Electro Scientific Industries, Inc.*	28,300	446,291
RECREATIONAL VEHICLES & BOATS – 4.1%
Malibu Boats, Inc.*	45,500	1,908,270
MCBC Hldgs., Inc.*	41,200	1,192,740
Winnebago Industries, Inc.*	23,000	933,800
		4,034,810
SCIENTIFIC INSTRUMENTS – CONTROL & FILTER – 1.2%
Control4 Corp.*	49,400	1,200,914
SCIENTIFIC INSTRUMENTS – ELECTRICAL – 1.2%
Allied Motion Technologies, Inc.	24,000	1,149,120
SCIENTIFIC INSTRUMENTS – GAUGES & METERS – 1.2%
Vishay Precision Group, Inc.*	30,600	1,167,390
SEMICONDUCTORS & COMPONENTS – 3.9%
Adesto Technologies Corp.*	233,100	1,958,040
Camtek Ltd.	33,000	814,380
Smart Global Hldgs., Inc.*	110,800	1,051,710
		3,824,130
SPECIALTY RETAIL – 4.1%
Citi Trends, Inc.	23,000	631,120
Marinemax, Inc.*	51,300	972,135
Regis Corp.*	70,600	1,167,724
Stein Mart, Inc.*	500,000	1,225,000
		3,995,979
TECHNOLOGY – MISCELLANEOUS – 1.3%
Quantenna Communications, Inc.*	82,400	1,280,496
TELECOMMUNICATIONS EQUIPMENT – 1.0%
Vocera Communications, Inc.*	34,300	1,025,227
TEXTILES APPAREL & SHOES – 0.9%
Crocs, Inc.*	50,100	882,261

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
TOBACCO – 0.6%
Alliance One International, Inc.*	36,300	$575,355
Total Equities
(Cost: $75,095,942)		$92,812,422
Total Investments – 94.4%
(Cost: $75,095,942)		$92,812,422
Other Assets Less Liabilities – 5.6%		5,456,210
Net Assets – 100% (Equivalent to $27.68 per Investor Class Share based on 3,038,633 Investor Class Shares outstanding and $27.74 per Institutional Class Share based on 510,587 Institutional Class Shares outstanding)		$98,268,632

Cost of Investments is $75,196,056 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$20,706,988
Gross unrealized depreciation	(3,090,622)
Net unrealized appreciation	$17,616,366

* Non-income producing security during the period ended June 30, 2018

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
Equities – 96.0%
AIR TRANSPORT – 2.3%
Allegiant Travel Co.	1,300	$180,635
SkyWest, Inc.	2,000	103,800
		284,435
AUTO PARTS – 0.7%
Visteon Corp.*	700	90,468
BACK OFFICE SUPPORT – 1.3%
Insperity, Inc.	600	57,150
Trinet Group, Inc.*	1,700	95,098
		152,248
BANKS – DIVERSIFIED – 3.8%
Centerstate Bank Corp.	3,300	98,406
Enterprise Financial Services Corp.	2,300	124,085
Pacific Premier Bancorp, Inc.*	3,000	114,450
Peoples Bancorp, Inc.	3,200	120,896
		457,837
BIOTECHNOLOGY – 2.7%
Fibrogen, Inc.*	800	50,080
Insmed, Inc.*	1,400	33,110
Ligand Pharmaceuticals, Inc.*	500	103,585
Vericel Corp.*	14,500	140,650
		327,425
BUILDING MATERIALS – 4.1%
Builders Firstsource, Inc.*	6,000	109,740
Patrick Industries, Inc.*	2,500	142,125
Trex Co., Inc.*	3,900	244,101
		495,966
CHEMICALS – DIVERSIFIED – 2.0%
Cabot Corp.	2,000	123,540
Ingevity Corp.*	1,500	121,290
		244,830
COMMERCIAL SERVICES – RENTAL & LEASING – 2.0%
H&E Equipment Services, Inc.	3,300	124,113
McGrath Rentcorp.	1,900	120,213
		244,326
COMMERCIAL VEHICLES & PARTS – 0.5%
Oshkosh Corp.	900	63,288
COMMUNICATIONS TECHNOLOGY – 1.5%
Comtech Telecommunications Corp.*	5,700	181,716

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
COMPUTER SERVICES SOFTWARE & SYSTEMS – 8.2%
Apptio, Inc.*	3,100	$112,220
Blucora, Inc.*	4,800	177,600
Carbonite, Inc.*	7,700	268,730
Fireeye, Inc.*	8,300	127,737
Limelight Networks, Inc.*	33,600	150,192
Logmein, Inc.	700	72,275
Varonis Systems, Inc.*	1,200	89,400
		998,154
COMPUTER TECHNOLOGY – 1.4%
USA Technologies, Inc.*	12,000	168,000
CONSUMER LENDING – 2.8%
Enova International, Inc.*	5,900	215,645
Ezcorp, Inc.*	10,800	130,140
		345,785
CONSUMER SERVICES – MISCELLANEOUS – 1.8%
Care.com, Inc.*	10,300	215,064
DIVERSIFIED FINANCIAL SERVICES – 0.9%
Stifel Financial Corp.	2,000	104,500
DIVERSIFIED MANUFACTURING – 0.7%
Koppers Hldgs., Inc.	2,200	84,370
DIVERSIFIED MANUFACTURING OPERATIONS – 3.4%
Harsco Corp.*	10,800	238,680
ITT, Inc.	3,300	172,491
		411,171
DIVERSIFIED RETAIL – 1.7%
Etsy, Inc.*	2,400	101,256
Ollie’s Bargain Outlet Hldgs., Inc.*	1,400	101,500
		202,756
EDUCATION SERVICES – 2.6%
Career Education Corp.*	19,500	315,315
ENGINEERING & CONTRACTING SERVICES – 3.0%
Mastec, Inc.*	4,100	208,075
Topbuild Corp.*	2,000	156,680
		364,755
FINANCIAL DATA & SYSTEMS – 1.5%
Green Dot Corp.*	2,400	176,136
FOODS – 0.7%
Performance Food Group Co.*	2,300	84,410

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
HEALTHCARE SERVICES – 4.5%
Amedisys, Inc.*	2,200	$188,012
BioTelemetry, Inc.*	4,100	184,500
LHC Group, Inc.*	2,100	179,739
		552,251
HOUSEHOLD EQUIPMENT & PRODUCTS – 1.0%
Central Garden & Pet Co.*	2,800	121,744
INSURANCE – MULTI-LINE – 0.7%
National General Hldgs. Corp.	3,000	78,990
MACHINERY – CONSTRUCTION & HANDLING – 1.4%
Terex Corp.	3,900	164,541
MACHINERY – INDUSTRIAL – 1.1%
Columbus McKinnon Corp.	3,100	134,416
MANUFACTURED HOUSING – 1.1%
Cavco Industries, Inc.*	640	132,896
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 6.4%
Atricure, Inc.*	8,300	224,515
ICU Medical, Inc.*	650	190,873
Intersect ENT, Inc.*	3,200	119,840
Merit Medical Systems, Inc.*	1,800	92,160
Staar Surgical Co.*	5,000	155,000
		782,388
MEDICAL EQUIPMENT – 3.6%
Haemonetics Corp.*	1,700	152,456
Inogen, Inc.*	700	130,431
Tactile Systems Technology, Inc.*	2,900	150,800
		433,687
METAL FABRICATING – 1.4%
DMC Global, Inc.	3,901	175,155
OIL CRUDE PRODUCER – 0.4%
Callon Petroleum Co.*	5,000	53,700
PHARMACEUTICALS – 1.4%
Innoviva, Inc.*	2,500	34,500
Phibro Animal Health Corp.	3,000	138,150
		172,650
RECREATIONAL VEHICLES & BOATS – 2.8%
Malibu Boats, Inc.*	5,200	218,088
Winnebago Industries, Inc.*	3,000	121,800
		339,888

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
RESTAURANTS – 1.0%
BJ’s Restaurants, Inc.	2,000	$120,000
SCIENTIFIC INSTRUMENTS – CONTROL & FILTER – 2.7%
Control4 Corp.*	6,500	158,015
MSA Safety, Inc.	1,800	173,412
		331,427
SEMICONDUCTORS & COMPONENTS – 5.7%
Diodes, Inc.*	5,700	196,479
Mellanox Technologies Ltd.*	1,400	118,020
Monolithic Power Systems, Inc.	1,100	147,037
Silicon Laboratories, Inc.*	1,300	129,480
Smart Global Hldgs., Inc.*	3,000	95,610
		686,626
SPECIALTY RETAIL – 5.9%
At Home Group, Inc.*	5,800	227,070
Burlington Stores, Inc.*	1,500	225,795
Regis Corp.*	8,500	140,590
The Children’s Place, Inc.	1,000	120,800
		714,255
STEEL – 1.2%
Allegheny Technologies, Inc.*	5,600	140,672
TEXTILES APPAREL & SHOES – 2.3%
Deckers Outdoor Corp.*	1,000	112,890
Wolverine World Wide, Inc.	4,700	163,419
		276,309
TRUCKERS – 0.8%
Saia, Inc.*	1,400	113,190
UTILITIES – TELECOMMUNICATIONS – 1.0%
Vonage Hldgs. Corp.*	9,800	126,322
Total Equities
(Cost: $9,696,362)		$11,664,062
Total Investments – 96.0%
(Cost: $9,696,362)		$11,664,062
Other Assets Less Liabilities – 4.0%		480,748
Net Assets – 100% (Equivalent to $17.79 per Investor Class Share based on 374,098 Investor Class Shares outstanding and $17.86 per Institutional Class Share based on 307,345 Institutional Class Shares outstanding)		$12,144,810

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

Cost of Investments is $9,700,464 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,246,150
Gross unrealized depreciation	(282,552)
Net unrealized appreciation	$1,963,598

* Non-income producing security during the period ended June 30, 2018

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
Equities – 87.6%
AEROSPACE – 1.7%
Triumph Group, Inc.	33,220	$651,112
AIR TRANSPORT – 2.2%
Bristow Group, Inc.*	22,630	319,309
Hawaiian Hldgs., Inc.	9,300	334,335
Spirit Airlines, Inc.*	4,700	170,845
		824,489
ALUMINUM – 0.7%
Kaiser Aluminum Corp.	2,680	279,015
ASSET MANAGEMENT & CUSTODIAN – 0.5%
Legg Mason, Inc.	5,472	190,043
AUTO PARTS – 1.7%
Dana, Inc*	16,300	329,097
Tower International, Inc.	10,290	327,222
		656,319
BACK OFFICE SUPPORT – 1.4%
FTI Consulting, Inc.*	3,300	199,584
Korn/Ferry International	5,360	331,945
		531,529
BANKS – DIVERSIFIED – 13.6%
Associated Banc-Corp	29,840	814,632
Boston Private Financial Hldgs., Inc.*	34,600	550,140
Central Pacific Financial Corp.	21,980	629,727
First Commonwealth Financial Corp.	25,000	387,750
Hancock Whitney Corp	7,875	367,369
Old National Bancorp	52,800	982,080
Simmons First National Corp.	25,968	776,443
State Bank Financial Corp	18,800	627,920
		5,136,061
BANKS – SAVINGS/THRIFTS & MORTGAGE LEND – 1.4%
Oritani Financial Corp*	34,000	550,800
BIOTECHNOLOGY – 0.3%
Myriad Genetics, Inc.*	4,230	158,075
BUILDING MATERIALS – 0.6%
NCI Building Systems, Inc*	11,600	243,600
COAL – 1.4%
CNX Resources Corp*	30,767	547,037

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
COMMERCIAL FINANCE & MORTGAGE – 0.6%
Walker & Dunlop, Inc	4,166	$231,838
COMMERCIAL VEHICLES & PARTS – 2.4%
Oshkosh Corp.	5,310	373,399
Rev Group, Inc	21,091	358,758
Wabash National Corp.	10,700	199,662
		931,819
COMMUNICATIONS TECHNOLOGY – 0.5%
Netgear, Inc*	3,200	200,000
COMPUTER SERVICES SOFTWARE & SYSTEMS – 5.9%
Caci International, Inc.*	2,100	353,955
Science Applications International Corp.	2,140	173,190
Tivo Corp.	83,861	1,127,930
Verint Systems, Inc.*	12,480	553,488
		2,208,563
COMPUTER TECHNOLOGY – 1.3%
Synaptics, Inc.*	9,700	488,589
CONSUMER SERVICES MISC – 0.4%
Cars.com, Inc*	5,900	167,501
CONTAINERS & PACKAGING – 0.8%
Bemis Co., Inc.	6,830	288,294
DIVERSIFIED FINANCIAL SERVICES – 0.7%
Stifel Financial Corp.	5,350	279,538
DIVERSIFIED MANUFACTURING OPERATIONS – 0.8%
Federal Signal Corp.	12,380	288,330
DIVERSIFIED RETAIL – 0.8%
Big Lots, Inc	7,500	313,350
DRUG & GROCERY STORE CHAINS – 1.9%
Weis Markets, Inc.	6,060	323,240
Spartannash Co	16,123	411,459
		734,699
ELECTRONICS COMPONENTS – 0.5%
Methode Electronics, Inc.	5,116	206,175
ENGINEERING & CONTRACTING SERVICES – 2.2%
Tetra Tech, Inc.	7,380	431,730
Mas tec, Inc*	7,900	400,925
		832,655

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
ENTERTAINMENT – 1.4%
AMC Entertainment Hldgs., Inc.	33,800	$537,420
FINANCIAL DATA & SYSTEMS – 2.1%
Corelogic, Inc.*	7,800	404,820
Morningstar, Inc.	2,945	377,696
		782,516
FOODS – 1.2%
Flowers Foods, Inc.	10,550	219,757
B&G Foods, Inc	7,400	221,260
		441,017
GLASS – 0.6%
Apogee Enterprises, Inc.	4,600	221,582
HEALTHCARE SERVICES – 1.3%
Ensign Group, Inc.	14,140	506,495
INSURANCE – LIFE – 1.1%
CNO Financial Group, Inc.	22,730	432,779
INSURANCE – PROPERTY-CASUALTY – 3.4%
Heritage Insurance Hldgs., Inc.	25,220	420,417
Proassurance Corp.	13,668	484,531
Radian Group, Inc.	24,300	394,146
		1,299,094
MACHINERY – AGRICULTURAL – 0.9%
Agco Corp.	5,450	330,924
MACHINERY – CONSTRUCTION & HANDLING – 1.8%
Hyster-Yale Materials Handling, Inc.	3,800	244,150
Terex Corp	10,308	434,895
		679,045
MEDICAL EQUIPMENT – 1.1%
Bruker Corp.	15,060	437,342
METAL FABRICATING – 1.9%
Timken Co.	10,500	457,275
Worthington Industries, Inc.	6,300	264,411
		721,686
OIL CRUDE PRODUCER – 1.1%
Gulfport Energy Corp.*	33,400	419,838
OIL WELL EQUIPMENT & SERVICES – 3.0%
Oil States International, Inc.*	15,945	511,835
Superior Energy Services, Inc.*	65,355	636,558
		1,148,393

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
RESTAURANTS – 2.4%
Cheesecake Factory, Inc.	8,760	$482,326
Papa John’s International, Inc.	8,400	426,048
		908,374
REAL ESTATE SERVICES – 0.4%
Realogy Hldgs. Corp.*	7,100	161,880
SEMICONDUCTORS & COMPONENTS – 1.3%
Vishay Intertechnology, Inc.	21,900	508,080
SHIPPING – 2.1%
Matson, Inc.	21,080	809,050
SPECIALTY RETAIL – 4.9%
DSW, Inc	4,300	111,026
Express, Inc.*	21,560	197,274
Murphy USA, Inc.*	3,910	290,474
Penske Automotive Group, Inc.	3,690	172,877
Williams-Sonoma, Inc.	17,620	1,081,516
		1,853,167
STEEL – 1.2%
Carpenter Technology Corp.	8,650	454,730
TECHNOLOGY – MISCELLANEOUS – 1.3%
Plexus Corp.*	5,300	315,562
Benchmark Electronics, Inc	5,700	166,155
		481,717
TEXTILES APPAREL & SHOES – 1.8%
Wolverine World Wide, Inc.	19,350	672,800
TEXTILE PRODUCTS – 0.9%
Unifi, Inc.*	11,180	354,406
UTILITIES – ELECTRIAL – 2.1%
Portland General Electric Co.	18,700	799,612
UTILITIES – GAS DISTRIBUTORS – 3.0%
New Jersey Resources Corp.	13,300	595,174
Southwest Gas Hldgs., Inc.	7,350	560,584
		1,155,758
UTILITIES – WATER – 1.0%
American States Water Co.	6,450	368,682
Total Equities
(Cost: $30,558,833)		$33,425,818

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
Real Estate Investment Trusts – 12.3%
HEALTH CARE – 2.2%
National Health Investors, Inc.	3,365	$247,933
Physicians Realty Trust	36,281	578,319
		826,252
LODGING & RESORT – 6.0%
Hersha Hospitality Trust	42,905	920,312
Ryman Hospitality Properties, Inc.	9,805	815,286
Xenia Hotels & Resorts Inc	23,400	570,024
		2,305,622
OFFICE – 0.9%
Cousins Properties, Inc.	34,465	333,966
OTHER SPECIALTY – 0.5%
Geo Group, Inc.	7,200	198,288
RESIDENTIAL – 0.6%
Dynex Capital, Inc.	33,345	217,743
RETAIL – 1.0%
Tanger Factory Outlet Centers, Inc.	16,800	394,632
STORAGE – 1.1%
Life Storage, Inc.	4,315	419,893
Total Real Estate Investment Trusts
(Cost: $4,115,600)		$4,696,396
Total Investments – 99.9%
(Cost: $34,674,433)		$38,122,214
Other Assets Less Liabilities – 0.1%		30,993
Net Assets – 100% (Equivalent to $21.69 per Investor Class Share based on 6,717 Investor Class Shares outstanding and $21.70 per Institutional Class Share based on 1,751,547 Institutional Class Shares outstanding)		$38,153,207

Cost of Investments is $35,067,704 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$5,243,582
Gross unrealized depreciation	(2,189,072)
Net unrealized appreciation	$3,054,510

* Non-income producing security during the period ended June 30, 2018

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND

Schedule of Investmentsa June 30, 2018 (unaudited)

	SHARES	VALUE
Equities – 96.0%
AUSTRALIA – 1.1%
Altium Ltd.*	35,000	$581,695
CANADA – 0.9%
Air Canada*	30,000	484,902
CHINA – 8.1%
China Yongda Automobiles Services Hldgs. Ltd.	474,000	464,503
Geely Automobile Hldgs. Ltd.	357,000	918,523
Sunny Optical Technology Group Co. Ltd.	51,800	960,753
Tal Education Group ADS*	29,800	1,096,640
Yichang HEC ChangJiang Pharmaceutical Co. Ltd.	180,800	916,889
		4,357,308
DENMARK – 2.3%
Rockwool International A/S*	3,146	1,226,320
FRANCE – 1.0%
Teleperformance SE*	3,200	564,793
GERMANY – 3.3%
Hellofresh SE*	23,600	360,215
Puma SE*	1,300	759,480
S&T AG	26,000	666,123
		1,785,818
HONG KONG – 3.5%
Nissin Foods Co. Ltd.	1,109,000	643,326
United Laboratories International Hldgs. Ltd.	1,176,000	1,222,767
		1,866,093
ISRAEL – 1.7%
Mellanox Technologies Ltd.*	11,100	935,730
JAPAN – 7.3%
Open House Co. Ltd.	20,800	1,229,072
Outsourcing, Inc.*	68,000	1,257,902
UT Group Co. Ltd.*	38,000	1,419,276
		3,906,250
NETHERLANDS – 1.0%
AMG Advanced Metallurgical Group N.V.*	9,600	536,865
NORWAY – 4.2%
Petroleum Geo-Services ASA*	140,000	654,043
TGS-NOPEC Geophysical Co. ASA*	19,500	716,133
XXL ASA	107,700	870,597
		2,240,773

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND (continued)

Schedule of Investmentsa June 30, 2018 (unaudited)

	SHARES	VALUE
SPAIN – 0.9%
Masmovil Ibercom SA Masmovil IB*	4,100	$475,282
SWEDEN – 5.8%
Dometic Group AB*	50,000	489,357
Elekta AB*	56,500	742,612
Evolution Gaming Group AB*	8,200	507,404
Fortnox AB*	86,350	641,108
G5 Entertainment AB*	9,900	491,306
Lifco AB*	7,600	269,968
		3,141,755
SWITZERLAND – 1.1%
Logitech International SA*	13,200	578,305
UNITED KINGDOM – 6.0%
Fevertree Drinks PLC*	15,000	668,705
GVC Hldgs. PLC*	68,600	948,621
Hill & Smith Hldgs. PLC*	50,000	972,654
Robert Walters PLC	70,600	654,837
		3,244,817
UNITED STATES OF AMERICA – 47.8%
At Home Group, Inc.*	19,000	743,850
BJ’s Restaurants, Inc.*	9,800	588,000
Blucora, Inc.*	16,900	625,300
Burlington Stores, Inc.*	11,700	1,761,201
Carbonite, Inc.*	21,200	739,880
Care.com, Inc.*	39,300	820,584
Career Education Corp.*	31,100	502,887
Central Garden & Pet Co.*	12,800	556,544
Control4 Corp.*	37,900	921,349
Curo Group Hldgs. Corp.*	32,400	808,380
Diamondback Energy, Inc.*	8,000	1,052,560
DMC Global, Inc	57,700	2,590,730
Enova International, Inc.*	16,700	610,385
Green Dot Corp.*	8,400	616,476
Lhc Group, Inc.*	9,200	787,428
Ligand Pharmaceuticals, Inc.*	6,600	1,367,322
Limelight Networks, Inc.*	111,000	496,170
LogMeIn, Inc.*	11,800	1,218,350
MarineMax, Inc.*	25,000	473,750
Matson, Inc.	19,200	736,896
Monolithic Power Systems, Inc.	5,900	788,653
Movado Group, Inc.	11,300	545,790
Oshkosh Corp.*	16,500	1,160,280
Pacific Premier Bancorp, Inc.*	16,300	621,845

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND (continued)

Schedule of Investmentsa June 30, 2018 (unaudited)

	SHARES	VALUE
SkyWest, Inc.	11,100	$576,090
Terex Corp.	13,400	565,346
Trex Co., Inc.*	10,200	638,418
Triumph Group, Inc.	20,700	405,720
Varonis Systems, Inc.*	7,000	521,500
Vicor Corp.*	18,700	814,385
Vishay Intertechnology, Inc.	30,700	712,239
Wabash National Corp.*	23,100	431,045
		25,799,353
Total Equities
(Cost: $45,689,068)		$51,726,059
Total Investments – 96.0%
(Cost: $45,689,068)		$51,726,059
Other Assets Less Liabilities – 4.0%		2,128,935
Net Assets – 100% (Equivalent to $28.26 per Investor Class Share based on 1,536,216 Investor Class Shares outstanding and $28.35 per Institutional Class Share based on 368,141 Institutional Class Shares outstanding)		$53,854,994

Cost of Investments is $45,850,259 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$7,961,202
Gross unrealized depreciation	(2,085,402)
Net unrealized appreciation	$5,875,800

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended June 30, 2018

ADS – American Depositary Share

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	20.5%
Consumer Staples	3.5%
Energy	4.5%
Financials	4.9%
Health Care	9.4%
Industrials	25.4%
Information Technology	21.7%
Materials	2.9%
Real Estate	2.3%
Telecomm Service	0.9%

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
Equities – 94.4%
AUTO COMPONENTS – 0.6%
Minth Group Ltd.	150,000	$633,795
AUTOMOBILES – 1.8%
Brilliance China Automotive Hldgs. Ltd.*	200,000	360,967
Geely Automobile Hldgs. Ltd.	600,000	1,556,286
		1,917,253
BEVERAGES – 3.8%
Kweichow Moutai Co. Ltd.	21,975	2,426,129
Wuliangye Yibin Co. Ltd.*	149,930	1,719,874
		4,146,003
BIOTECHNOLOGY – 2.0%
Chongqing Zhifei Biological Products Co. Ltd.	229,932	1,587,413
Shanghai Haohai Biological Technology Co. Ltd.	100,000	625,191
		2,212,604
CHEMICALS – 0.4%
Hengli Petrochemical Co. Ltd.*	199,950	442,435
COMMERCIAL SERVICE & SUPPLY – 2.1%
A-Living Services Co. ltd.*	700,000	1,283,012
China Everbright International Ltd.	800,000	1,033,955
		2,316,967
COMMUNICATIONS EQUIPMENT – 1.3%
Yangtze Optical Fibre and Cable Joint Stock Ltd.*	360,000	1,459,162
CONSTRUCTION MATERIALS – 1.6%
China Resources Cement Hldgs. Ltd.	1,700,000	1,722,622
CONTAINERS & PACKAGING – 0.5%
CPMC Hldgs. Ltd.	900,000	556,363
DIVERSIFIED CONSUMER SERVICES – 6.8%
China Yuhua Education Corp. Ltd.	2,500,000	1,778,067
New Oriental Education & Technology Group, Inc. ADS*	32,000	3,029,120
TAL Education Group ADS*	70,000	2,576,000
		7,383,187
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.7%
AAC Technologies Hldgs., Inc.	50,000	704,216
Hangzhou Hikvision Digital Technology Co. Ltd.	284,845	1,596,350
Sunny Optical Technology Group Co. Ltd.	150,000	2,791,374
		5,091,940
FOOD PRODUCTS – 1.3%
Health & Happiness International Hldgs. Ltd.*	200,000	1,379,117

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
HEALTHCARE PROVIDERS & SERVICES – 2.7%
Huadong Medicine Co. Ltd.	239,151	$1,741,662
Shanghai Pharmaceuticals Hldg. Co. Ltd.*	450,000	1,241,779
		2,983,441
HOTELS, RESTAURANTS & LEISURE – 6.5%
China International Travel Service Corp. Ltd.	159,978	1,555,278
Galaxy Entertainment Group Ltd.	250,000	1,935,798
Huazhu Group Ltd.*	62,000	2,603,380
MGM China Hldgs. Ltd.	400,000	927,909
		7,022,365
HOUSEHOLD DURABLES – 3.5%
Gree Electric Appliances Inc. of Zhuhai*	269,921	1,920,936
Midea Group Co. Ltd.	239,842	1,890,412
		3,811,348
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 2.4%
Canvest Environmental Protection Group Co. Ltd.	1,100,000	590,267
China Everbright Greentech Ltd.	500,000	522,586
China Longyuan Power Group Corp. Ltd.	1,900,000	1,530,539
		2,643,392
INSURANCE – 1.2%
China Pacific Insurance Group Co. Ltd.	210,000	812,366
China Taiping Insurance Hldgs. Co. Ltd.	150,000	469,371
		1,281,737
INTERNET SOFTWARE & SERVICES – 21.4%
58.com, Inc.*	23,000	1,594,820
Alibaba Group Hldg. Ltd. ADS*	34,000	6,308,020
Autohome Inc.*	11,000	1,111,000
Baidu, Inc.*	2,000	486,000
Baozun, Inc.*	45,000	2,461,500
Momo, Inc.*	40,000	1,740,000
Tencent Hldgs. Ltd.	176,000	8,834,098
YY, Inc.*	6,000	602,820
		23,138,258
INFORMATION TECHNOLOGY SERVICES – 2.3%
51Job, Inc.*	15,000	1,464,600
Chinasoft International Ltd.	1,300,000	1,014,072
		2,478,672
METALS & MINING – 0.6%
China Oriental Group Co. Ltd.	1,000,000	704,854

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
PHARMACEUTICALS – 12.2%
China Shineway Pharmaceutical Group Ltd.	750,000	$1,466,427
CSPC Pharmaceuticals Group Ltd.	1,100,000	3,322,882
Guangzhou Baiyunshan Pharmaceutical Hldgs. Co. Ltd.*	250,000	1,102,529
Jiangsu Hengrui Medicine Co. Ltd.	194,666	2,225,996
Shanghai Fosun Pharmaceutical Group Co. Ltd.*	230,000	1,262,045
United Laboratories International Hldgs. Ltd.	2,300,000	2,395,100
Yichang Hec Changjiang Pharmaceutical Co. Ltd.	297,000	1,510,439
		13,285,418
REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.9%
China Jinmao Hldgs. Group Ltd.	2,600,000	1,305,700
China Overseas Property Hldgs. Ltd.	2,500,000	828,490
Country Garden Hldgs. Co. Lltd.	750,000	1,319,211
Shimao Property Hldgs. Ltd.	300,000	787,703
		4,241,104
SOFTWARE – 1.7%
Kingdee International Software Group Co. Ltd.	1,800,000	1,842,307
SPECIALTY RETAIL – 0.7%
China Yongda Automobiles Services Hldgs. Ltd.	750,000	737,037
TEXTILES, APPAREL & LUXURY GOODS – 5.2%
JNBY Design Ltd.	550,000	1,260,452
Li Ning Co. Ltd.*	1,000,000	1,102,529
Shenzhou International Group Hldgs. Ltd.	270,000	3,333,014
		5,695,995
TRANSPORTATION INFRASTRUCTURE – 1.8%
Shanghai International Airport Co. Ltd.*	239,960	2,009,415
UTILITIES – GAS – 1.4%
ENN Energy Hldgs. Ltd.	160,000	1,573,365
Total Equities
(Cost: $67,291,712)		$102,710,156
Total Investments – 94.4%
(Cost: $67,291,712)		$102,710,156
Other Assets Less Liabilities – 5.6%		6,096,102
Net Assets – 100% (Equivalent to $16.16 per Investor Class Share based on 5,817,865 Investor Class Shares outstanding and $16.16 per Institutional Class Share based on 914,738 Institutional Class Shares outstanding)		$108,806,258

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

Cost of Investments is $67,384,626 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$37.465.136
Gross unrealized depreciation	(2,139,606)
Net unrealized appreciation	$35,325,530

* Non-income producing security during the period ended June 30, 2018

ADS – American Depositary Share

COUNTRY ALLOCATION (As a Percentage of Net Assets)

China (Includes the People’s Republic of China and Hong Kong)	94.4%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investmentsa June 30, 2018 (unaudited)

	SHARES	VALUE
Equities – 95.9%
AUSTRALIA – 6.5%
A2 Milk Co. Ltd.*	868,400	$6,745,090
Altium Ltd.	465,300	7,733,215
Evolution Mining Ltd.	6,937,200	18,144,631
Kogan.Com Ltd.	1,077,900	5,460,892
NEXTDC, Ltd.*	3,435,900	19,173,456
		57,257,284
CANADA – 3.7%
Air Canada*	242,000	3,911,539
Colliers International Group, Inc.	59,700	4,541,868
Martinrea International, Inc.	764,400	8,198,098
Parex Resources, Inc.*	820,847	15,496,632
		32,148,137
CHINA – 5.1%
China Suntien Green Energy Corp. Ltd.	13,132,000	3,767,901
Health & Happiness International Hldgs. Ltd.*	1,283,000	8,838,434
JNBY Design Ltd.	2,408,500	5,502,595
Kingdee International Software Group Co. Ltd.	11,422,000	11,633,680
SSY Group Ltd.	5,436,000	6,018,775
Wuxi Biologics Cayman, Inc.*	844,400	9,367,054
		45,128,439
DENMARK – 4.0%
Ambu A/S*	116,700	3,925,702
GN Store Nord A/S*	126,000	5,724,917
Netcompany Group A/S*	133,800	4,901,107
Rockwool International A/S*	22,241	8,669,607
SimCorp A/S*	143,200	11,565,604
		34,786,937
FINLAND – 1.1%
Metsa Board OYJ	851,100	9,594,580
FRANCE – 6.6%
Ipsen SA	26,800	4,191,817
Rubis SCA	121,400	7,567,262
Soitec SA*	109,200	9,157,063
Teleperformance SA	119,600	21,109,156
Ubisoft Entertainment SA*	146,900	16,057,578
		58,082,876

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investmentsa June 30, 2018 (unaudited)

	SHARES	VALUE
GERMANY – 5.3%
Aurelius Equity Opportunities SE	236,523	$13,999,576
Grenke AG	89,000	10,146,385
Puma SE	24,208	14,142,682
S&T AG	303,000	7,762,893
		46,051,536
HONG KONG – 0.5%
PC Partner Group Ltd.	5,266,000	4,189,321
IRELAND – 0.8%
Kingspan Group PLC*	144,800	7,250,991
JAPAN – 28.6%
Advantest Corp.*	176,200	3,654,897
Aruhi Corp.*	120,600	2,518,036
D.A. Consortium Hldgs. Inc.	500,500	13,945,525
En-Japan, Inc.	178,000	8,957,414
Fuji Corp.	306,000	5,477,697
Horiba Ltd.	77,900	5,445,299
House Do Co. Ltd.	223,800	5,188,445
Japan Investment Adviser Co. Ltd.	311,600	15,220,660
Japan Lifeline Co. Ltd.	294,300	7,215,101
Jeol Ltd.	465,000	4,779,631
Kirindo Hldgs. Co. Ltd.*	132,900	3,346,384
Maeda Corp.	561,700	6,437,835
Maruwa Co. Ltd.	138,300	11,054,725
Matsumotokiyoshi Hldgs. Co. Ltd.*	265,100	11,896,049
Mercari, Inc*	152,600	6,250,653
Nextage Co. Ltd.	902,200	10,286,514
NGK Spark Plug Co. Ltd*	394,500	11,215,151
Nippon Chemical Industrial Co. Ltd*.	84,400	3,765,859
Nippon Yakin Kogyo Co. Ltd*.	2,161,700	6,221,297
Open House Co. Ltd.	294,600	17,407,918
Outsourcing, Inc.	658,400	12,179,453
Pigeon Corp.*	65,600	3,187,973
Pressance Corp Co. Ltd.*	411,100	6,344,432
Sanyo Denki Co. Ltd.*	70,200	4,977,391
Systena Corp.	1,094,800	11,158,583
Taiyo Yuden Co. Ltd.*	620,700	17,300,058
Toda Corp.*	1,036,000	8,996,780
Tokai Carbon Co. Ltd.	399,200	7,150,965
UT Group Co. Ltd.*	324,200	12,108,666
Yokogawa Bridge Hldgs. Corp.	315,000	7,459,905
		251,149,296

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investmentsa June 30, 2018 (unaudited)

	SHARES	VALUE
NETHERLANDS – 3.8%
Aalberts Industries NV	104,700	$5,001,635
AMG Advanced Metallurgical Group NV	216,600	12,113,007
ASR Nederland NV	297,000	12,094,278
TKH Group NV	62,900	3,982,592
		33,191,512
NORWAY – 1.7%
Subsea 7 SA	931,948	14,815,186
SINGAPORE – 0.3%
Venture Corp. Ltd.	223,400	2,918,727
SPAIN – 2.2%
Masmovil Ibercom SA*	95,300	11,047,410
Unicaja Banco SA	4,654,500	7,971,300
		19,018,710
SWEDEN – 3.2%
Evolution Gaming Group AB	144,200	8,922,885
Swedish Orphan Biovitrum AB*	104,900	2,284,509
Tele2 AB	1,122,300	13,144,761
Trelleborg AB*	156,600	3,329,878
		27,682,033
SWITZERLAND – 5.5%
ams AG	49,200	3,648,680
Georg Fischer AG	6,287	8,028,402
Logitech International SA*	274,500	12,026,110
Straumann Hldg. AG*	7,619	5,778,145
Swiss Life Hldg. AG	29,140	10,104,341
Temenos Group AG	60,100	9,038,232
		48,623,910
UNITED KINGDOM – 17.0%
B&M European Value Retail SA	882,873	4,690,285
Burford Capital Ltd.	1,173,600	23,081,523
Domino’s Pizza Group PLC*	1,283,700	5,858,904
Fevertree Drinks PLC	356,760	15,904,471
GVC Hldgs. PLC	1,371,300	18,962,743
Halma PLC*	149,900	2,699,209
Howden Joinery Group PLC	1,586,200	11,186,091
Intermediate Capital Group PLC	1,310,800	18,989,906
Just Eat PLC*	612,100	6,276,913
Keywords Studios PLC	698,500	16,446,140

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investmentsa June 30, 2018 (unaudited)

	SHARES	VALUE
Ocado Group PLC*	293,300	$3,963,865
Pagegroup PLC	1,537,300	11,399,392
Rentokil Initial PLC*	1,048,800	4,835,802
Spirax-Sarco Engineering PLC*	49,900	4,279,209
		148,574,453
Total Equities
(Cost: $732,617,564)		$840,463,928
Total Investments – 95.9%
(Cost: $732,617,564)		$840,463,928
Other Assets Less Liabilities – 4.1%		36,245,868
Net Assets – 100% (Equivalent to $25.53 per share based on 34,346,974 shares outstanding)		$876,709,796

Cost of Investments is $736,522,134 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$132,622,472
Gross unrealized depreciation	(28,680,678)
Net unrealized appreciation	$103,941,794

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended June 30, 2018

Sector Allocations (As a percentage of Net Assets)

Consumer Discretionary	14.0%
Consumer Staples	5.7%
Energy	3.5%
Financials	13.0%
Health Care	5.6%
Industrials	18.2%
Information Technology	22.8%
Materials	6.5%
Real Estate	2.5%
Telecommunications Service	2.8%
Utilities	1.3%

See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
Equities – 84.9%
BRAZIL – 4.1%
Fleury SA*	8,300	$56,643
Linx SA*	27,500	125,587
Odontoprev SA	13,800	46,536
		228,766
CHINA – 19.5%
Avichina Industry & Technology Co. Ltd.*	172,000	102,381
Baozun Inc.*	600	32,820
China Cyts Tours Hldg Co. Ltd.*	16,000	48,131
Chinasoft International Ltd.	72,000	56,164
China Traditional Chinese Medicine Hldgs Co. Ltd.	128,000	110,778
China Travel International Investment Hong Kong Ltd.	140,000	54,604
Fu Shou Yuan International Group Ltd.	55,000	62,041
Health and Happiness International Hldgs. Ltd.*	8,500	58,612
Hua Hong Semiconductor Ltd.	48,000	164,882
Kingdee International Software Group Co. Ltd.	108,000	110,538
Li Ning Co Ltd.*	47,000	51,819
Luye Pharma Group Ltd.	49,500	50,790
Xiabuxiabu Catering Management China Hldgs Co. Ltd.	63,500	138,726
Yichang Hec Changjiang Pharmaceutical Co. Ltd.	10,400	52,891
		1,095,177
HONG KONG – 4.5%
Goodbaby International Hldgs. Ltd.	183,000	110,795
Nissin Foods Co. Ltd.	240,000	139,798
		250,593
INDIA – 1.0%
Makemytrip Ltd.*	1,500	54,225
INDONESIA – 3.1%
PT Industri Jamu Dan Farmasi Sido Muncul Tbk.	949,600	51,688
PT. Mitra Adiperkasa Tbk	1,966,000	123,475
		175,163
MALAYSIA – 1.1%
My E.G. Services Bhd*	258,400	61,729
MEXICO – 2.7%
Alsea, S.A.B. De CV.*	18,000	61,993
Gruma Sab De CV.*	7,365	90,077
		152,070
PHILIPPINES – 1.1%
Philippine Seven Corp.*	22,400	60,861
POLAND – 0.9%
Amrest Hldgs SE*	450	52,861

See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
SINGAPORE – 1.4%
Sea Ltd.*	5,400	$81,000
SOUTH AFRICA – 2.5%
Adcock Ingram Hldgs Ltd.*	10,000	43,849
African Oxygen Ltd.*	22,700	49,148
Clicks Group Ltd.	3,300	47,279
		140,276
SOUTH KOREA – 21.3%
Cafe24 Corp.*	780	125,276
Caregen Co. Ltd.	634	45,794
Cell Biotech Co. Ltd.*	929	30,342
Cj Logistics Corp.*	726	109,437
Daewoong Co. Ltd.*	3,054	48,776
Duzon Bizon Co. Ltd.*	2,266	126,058
Fila Korea Ltd.*	2,175	65,670
Hanatour Service, Inc.	477	37,407
Koh Young Technology, Inc.*	1,262	115,499
KomiCo*	1,046	26,701
Korea Kolmar Hldgs Co. Ltd.*	2,579	103,785
Medy-Tox, Inc.*	89	61,274
Nhn Kcp Corp.*	2,264	26,002
Nice Information Service Co. Ltd.*	5,361	52,913
Samwha Capacitor Co. Ltd.*	875	68,775
Shinsegae Inc.*	300	108,075
Wonik Ips*	1,661	41,879
		1,193,663
TAIWAN – 17.9%
Airtac International Group*	6,000	85,311
Asia Cement Corp.*	51,000	56,038
Aspeed Technology, Inc.	2,000	52,413
Chroma Ate, Inc.*	21,000	112,961
Ennoconn Corp.*	7,000	101,596
Genius Electronic Optical Co. Ltd.*	2,000	31,388
Grape King Bio Ltd.*	7,000	52,807
Hiwin Technologies Corp.*	4,000	47,231
Innodisk Corp.*	11,000	51,593
Landmark Optoelectronics Corp.	7,000	65,320
Novatek Microelectronics Corp.*	12,000	54,119
San Shing Fastech Corp.*	28,000	51,521
Sinbon Electronics Co. Ltd.*	20,000	54,644
Taimed Biologics Inc.*	5,000	51,167
Tci Co. Ltd.*	5,000	77,242
Wei Chuan Foods Corp.*	72,000	56,913
		1,002,264

See accompanying notes to the financial statements.

OBERWEIS EMERGING MARKETS FUND (continued)

Schedule of Investments June 30, 2018 (unaudited)

	SHARES	VALUE
THAILAND – 2.9%
Beauty Community PCL	171,800	$63,265
Mega Lifesciences PCL*	81,400	97,664
		160,929
UNITED KINGDOM – 0.9%
Stock Spirits Group PLC	17,600	52,960
Total Equities
(Cost: $4,997,219)		$4,762,537
Exchange Traded Funds – 6.7%
iShares MSCI India Small-Cap ETF	9,000	378,000
Total Exchange Traded Funds
(Cost: $431,247)		$378,000
Total Investments – 91.6%
(Cost: $5,428,466)		$5,140,537
Other Assets Less Liabilities – 8.4%		469,861
Net Assets – 100% (Equivalent to $9.50 per Investor Class Share based on 32,212 Investor Class Shares outstanding and $9.50 per Institutional Class Share based on 558,219 Institutional Class Shares outstanding)		$5,610,398

Cost of Investments is $5,428,466 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$214,895
Gross unrealized depreciation	(502,824)
Net unrealized appreciation	$(287,929)

* Non-income producing security during the period ended June 30, 2018

Sector Allocations (As a percentage of Net Assets)

Consumer Discretionary	18.4%
Consumer Staples	14.1%
Health Care	12.4%
Industrials	8.0%
Information Technology	30.1%
Materials	1.9%
Others	6.7%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2018 (unaudited)

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND	SMALL-CAP VALUE FUND
ASSETS
Investment securities at value(a)	$92,812,422	$11,664,062	$38,122,214
Cash	5,592,832	477,211	16,587
Dividends and interest receivable	5,460	1,546	60,222
Prepaid expenses	29,402	19,192	5,880
Total Assets	98,440,116	12,162,011	38,204,903
LIABILITIES
Payable for securities purchased	45,660	—	—
Payable to advisor (see note 3)	80,884	2,975	32,025
Payable to distributor	17,228	1,403	23
Accrued expenses	27,712	12,823	19,648
Total Liabilities	171,484	17,201	51,696
NET ASSETS	$98,268,632	$12,144,810	$38,153,207
NET ASSETS
Investor Class	$84,103,981	$6,656,598	$145,687
Institutional Class	14,164,651	5,488,212	38,007,520
Total	$98,268,632	$12,144,810	$38,153,207
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	3,038,633	374,098	6,717
Institutional Class	510,587	307,345	1,751,547
Total	3,549,220	681,443	1,758,264
NET ASSET VALUE
Investor Class, offering price and redemption price	$27.68	$17.79	$21.69
Institutional Class, offering price and redemption price	$27.74	$17.86	$21.70
ANALYSIS OF NET ASSETS
Capital	$63,717,522	$7,997,446	$32,479,985
Accumulated net investment income (loss)	(527,839)	(62,416)	217,746
Accumulated net realized gains (losses) on investments	17,362,470	2,242,081	2,007,695
Net unrealized appreciation/depreciation of investments	17,716,479	1,967,699	3,447,781
Net assets	$98,268,632	$12,144,810	$38,153,207
(a) Investment securities at cost	$75,095,942	$9,696,362	$34,674,433

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2018 (unaudited)  (continued)

	GLOBAL OPPORTUNITIES FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND
ASSETS
Investment securities at value(a)	$51,726,059	$102,710,156		$840,463,928
Cash	2,227,759	5,940,879		35,068,018
Receivable from securities sold	109,051	—		165,829
Dividends and interest receivable	77,781	344,006		2,319,310
Prepaid expenses	35,138	18,040		35,405
Other Receivables	2,424	—		—
Total Assets	54,178,212	109,013,081		878,052,490
LIABILITIES
Payable for securities purchased	254,499	—		161,037
Payable to advisor (see note 3)	38,253	120,592		832,881
Payable to distributor	9,113	20,896		182,878
Accrued expenses	21,353	65,335		165,898
Total Liabilities	323,218	206,823		1,342,694
NET ASSETS	$53,854,994	$108,806,258		$876,709,796
NET ASSETS
Investor Class	$43,419,421	$94,028,058		$876,709,796
Institutional Class	10,435,573	14,778,200		—
Total	$53,854,994	$108,806,258		$876,709,796
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	1,536,216	5,817,865		34,346,974
Institutional Class	368,141	914,738		—
Total	1,903,457	6,732,603		34,346,974
NET ASSET VALUE
Investor Class, offering price and redemption price	$28.26	$16.16		$25.53
Institutional Class, offering price and redemption price	$28.35	$16.16	$	N/A
ANALYSIS OF NET ASSETS
Capital	$42,612,611	$62,476,947		$670,762,387
Accumulated net investment income (loss)	(104,344)	(1,170,672)		(2,614,103)
Accumulated net realized gains (losses) on investments and foreign currency transactions	5,309,901	12,081,460		100,734,127
Net unrealized appreciation/ depreciation on investments and translation of assets and liabilities denominated in foreign currencies	6,036,826	35,418,523		107,827,385
Net assets	$53,854,994	$108,806,258		$876,709,796
(a) Investment securities at cost	$45,689,068	$67,291,712		$732,617,564

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2018 (unaudited)  (continued)

EMERGING MARKETS FUND
ASSETS
Investment securities at value(a)	$5,140,537
Cash	469,174
Dividends and interest receivable	8,979
Prepaid expenses	1,031
Other assets	7,877
Total Assets	5,627,598
LIABILITIES
Payable to distributor	51
Accrued expenses	17,149
Total Liabilities	17,200
NET ASSETS	$5,610,398
NET ASSETS
Investor Class	$305,976
Institutional Class	5,304,422
Total	$5,610,398
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	32,212
Institutional Class	558,219
Total	590,431
NET ASSET VALUE
Investor Class, offering price and redemption price	$9.50
Institutional Class, offering price and redemption price	$9.50
ANALYSIS OF NET ASSETS
Capital	$5,897,253
Accumulated net investment income (loss)	12,698
Accumulated net realized gains (losses) on investments and foreign currency transactions	(10,108)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(289,445)
Net Assets	$5,610,398
(a) Investment securities at cost	$5,428,466

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2018 (unaudited)

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND	SMALL-CAP VALUE FUND
INVESTMENT INCOME
Dividends[a]	$127,071	$20,677	449,983
Total investment income	127,071	20,677	449,983
EXPENSES
Investment advisory fees (see note 3)	258,990	23,078	195,297
Management fees (see note 3)	172,660	23,078	—
Distribution fees and shareholder services (see note 3)	92,266	8,090	39
Transfer agent fees and expenses	60,593	12,017	9,687
Custodian fees and expenses	36,639	21,016	20,161
Federal and state registration fees	20,343	16,468	3,197
Audit fees	8,192	8,162	8,948
Other	13,856	3,177	10,514
Total expenses before reimbursed expenses	663,539	115,086	247,843
Earnings credit (see note 6)	(8,629)	(1,873)	(366)
Expense reimbursement (see note 3)	—	(30,120)	—
Total expenses	654,910	83,093	247,477
NET INVESTMENT/INCOME (LOSS)	(527,839)	(62,416)	202,506
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	14,483,431	1,212,592	2,032,618
Change in net unrealized appreciation/depreciation on investments	(5,847,626)	(192,313)	(1,111,125)
Net realized/unrealized gains on investments	8,635,805	1,020,279	921,493
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,107,966	$957,863	$1,123,999

a Dividends are net of foreign withholding tax of $3,878 for the Micro-Cap Fund.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2018 (unaudited) (continued)

	GLOBAL OPPORTUNITIES FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND	EMERGING MARKETS FUND
INVESTMENT INCOME
Interest	$—	$—	$277,309	$—
Dividends[a]	281,703	806,775	8,437,778	26,466
Total investment income	281,703	806,775	8,715,087	26,466
EXPENSES
Investment advisory fees (see note 3)	122,027	737,215	5,671,619	11,381
Management fees (see note 3)	109,630	—	—	—
Distribution fees and shareholder services (see note 3)	55,962	128,694	1,134,324	110
Transfer agent fees and expenses	28,774	81,058	597,710	3,020
Custodian fees and expenses	38,281	85,156	380,792	22,161
Audit Fees	10,468	10,468	12,160	3,434
Other	28,555	58,685	142,672	1,220
Total expenses before reimbursed expenses	393,697	1,101,276	7,939,277	41,326
Earnings credit (see note 6)	(7,650)	(11,186)	(156,148)	(1,269)
Expense reimbursement (see note 3)	—	—	(523,457)	(26,289)
Total Expenses	386,047	1,090,090	7,259,672	13,768
NET INVESTMENT INCOME (LOSS)	(104,344)	(283,315)	1,455,415	12,698
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	3,525,108	11,281,703	72,529,896	(1,506)
Net realized gains (losses) on foreign currency transactions	(1,668)	271	94,755	(8,602)
Net realized gains (losses) on investments and foreign currency transactions	3,523,440	11,281,974	72,624,651	(10,108)
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,610,095)	(8,966,725)	(72,467,630)	(289,445)
Net realized/unrealized gains (losses) on investments and foreign currencies	(86,655)	2,315,249	157,021	(299,553)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(190,999)	$2,031,934	$1,612,436	$(286,855)

a Dividends are net of foreign withholding tax of $16,224, $22,531, $840,552, and $1,222 for the Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	MICRO-CAP FUND
	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM OPERATIONS
Net investment loss	$(527,839)	$(1,076,053)
Net realized gains on investment transactions	14,483,431	11,722,651
Change in net unrealized appreciation/depreciation on investments	(5,847,626)	9,173,971
Net increase in net assets resulting from operations	8,107,966	19,820,569
FROM DISTRIBUTIONS
Distributions from net realized gains on investments
Investor Class	—	(9,902,719)
Institutional Class	—	(810,980)
Net decrease in net assets from distributions	—	(10,713,699)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	33,538,687	32,884,653
Proceeds from reinvestment of distributions	—	9,263,021
Redemption of shares (see note 5)	(48,438,833)	(25,827,723)
Net increase (decrease) from investor class share transactions	(14,900,146)	16,319,951
Institutional Class
Proceeds from sale of shares	4,299,945	8,757,354
Proceeds from reinvestment of distributions	—	652,087
Redemption of shares (see note 5)	(833,901)	(374,873)
Net increase from institutional class share transactions	3,466,044	9,034,568
Net increase (decrease) in net assets resulting from capital share transactions	(11,434,102)	25,354,519
Total increase (decrease) in net assets	(3,326,136)	34,461,389
NET ASSETS
Beginning of period	101,594,768	67,133,379
End of period	$98,268,632	$101,594,768
ACCUMULATED NET INVESTMENT LOSS	$(527,839)	$—
TRANSACTIONS IN SHARES
Investor Class
Shares sold	1,265,942	1,309,936
Shares issued in reinvestment of distributions	—	372,278
Less shares redeemed	(1,899,245)	(1,059,253)
Net increase (decrease) from investor class share transactions	(633,303)	622,961
Institutional Class
Shares sold	170,456	359,795
Shares issued in reinvestment of distributions	—	25,693
Less shares redeemed	(31,159)	(14,197)
Net increase (decrease) from institutional class share transactions	139,297	371,291
Net increase (decrease) from capital share transactions	(494,006)	994,251

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM OPERATIONS
Net investment loss	$(62,416)	$(136,379)
Net realized gains on investment transactions	1,212,592	1,882,024
Change in net unrealized appreciation/depreciation on investments	(192,313)	571,386
Net increase in net assets resulting from operations	957,863	2,317,031
FROM DISTRIBUTIONS
Distributions from net realized gains on investments
Investor Class	—	(454,519)
Institutional Class	—	(214,960)
Net decrease in net assets from distributions	—	(669,479)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	222,226	273,777
Proceeds from reinvestment of distributions	—	392,178
Redemption of shares (see note 5)	(1,636,182)	(3,971,165)
Net decrease from investor class share transactions	(1,413,956)	(3,305,210)
Institutional Class
Proceeds from sale of shares	1,608,714	3,245,758
Proceeds from reinvestment of distributions	—	176,791
Redemption of shares (see note 5)	(105,214)	(52,229)
Net increase from institutional class share transactions	1,503,500	3,370,320
Net increase in net assets resulting from capital share transactions	89,544	65,110
Total increase in net assets	1,047,407	1,712,662
NET ASSETS
Beginning of period	11,097,403	9,384,741
End of period	$12,144,810	$11,097,403
ACCUMULATED NET INVESTMENT LOSS	$(62,416)	$—
TRANSACTIONS IN SHARES
Investor Class
Shares sold	13,176	17,281
Shares issued in reinvestment of distributions	—	23,783
Less shares redeemed	(98,302)	(257,517)
Net decrease from investor class share transactions	(85,126)	(216,453)
Institutional Class
Shares sold	96,537	209,323
Shares issued in reinvestment of distributions	—	10,702
Less shares redeemed	(5,971)	(3,245)
Net increase from institutional class share transactions	90,566	216,780
Net increase from capital share transactions	5,440	327

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	SMALL-CAP VALUE FUND
	Six Months Ended June 30, 2018 (unaudited)	Six Months Ended December 31, 2017	Year Ended June 30, 2017
FROM OPERATIONS
Net investment income	$202,506	$192,768	$384,351
Net realized gains (losses) on investments	2,032,618	1,020,274	3,472,379
Change in net unrealized appreciation/ depreciation on investments	(1,111,125)	2,105,541	2,010,640
Net increase (decrease) in net assets resulting from operations	1,123,999	3,318,583	5,867,370
FROM DISTRIBUTIONS
Distributions from net investment income
Class A	—	(787)	(2,679)
Institutional Class	—	(240,756)	(344,543)
Class N	—	— [a]	— [a]
Distributions from net realized gains on investments
Class A	—	(29,087)	(95)
Institutional Class	(1,036,120)	(2,802,857)	(9,713)
Class N	—	(2)	— [a]
Net decrease in net assets from distributions	(1,036,120)	(3,073,489)	(357,030)
FROM CAPITAL SHARE TRANSACTIONS
Capital received as a result of fund merger – Institutional Class	—	35,475,705	—
Proceeds from sale of shares
Class A	—	—	24,059
Investor Class	142,958	—	—
Institutional Class	969,997	5,452,620	1,503,960
Class N	—	—	—
Proceeds from reinvestment of distributions
Class A	—	29,874	2,774
Institutional Class	992,724	2,661,999	307,866
Class N	—	2	—
Redemption of shares
Class A	—	(369,336)	(2,000)
Institutional Class	(5,178,637)	(37,256,215)	(2,364,192)
Class N	—	(24)	—
Net increase (decrease) from capital share transactions	(3,072,958)	5,994,625	(527,533)
Total increase (decrease) in net assets	(2,985,079)	6,239,719	4,982,807
NET ASSETS
Beginning of period	41,138,286	34,898,567	29,915,760
End of period	$38,153,207	$41,138,286	$34,898,567
Accumulated Net Investment Income (Loss)	$217,746	$19,605	$132,187

aAmount represents less than $.50

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	SMALL-CAP VALUE FUND
	Six Months Ended June 30, 2018 (unaudited)	Six Months Ended December 31, 2017	Year Ended June 30, 2017
TRANSACTIONS IN SHARES
Class A
Shares sold	—	—	1,206
Shares issued in reinvestment of distributions	—	1,460	127
Less shares redeemed	—	(17,723)	(93)
Net increase (decrease) from capital share transactions	—	(16,263)	1,240
Investor Class
Shares sold	6,717	—	—
Less shares redeemed	—	—	—
Net increase from investor class share transactions	6,717	—	—
Institutional Class
Shares issued resulting from Fund merger	—	1,697,578	—
Shares sold	45,976	257,417	73,691
Shares issued in reinvestment of distributions	47,796	129,651	14,135
Less shares redeemed	(244,202)	(1,780,166)	(111,722)
Net decrease from institutional class share transactions	(150,430)	304,480	—
Net increase (decrease) from capital share transactions	(143,713)	304,480	(23,896)
Class N
Less shares redeemed	—	(1)	—
Net decrease from capital share transactions	—	(1)	—

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	GLOBAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM OPERATIONS
Net investment loss	$(104,344)	$(341,777)
Net realized gains on investment transactions	3,523,440	11,149,592
Change in net unrealized appreciation/depreciation on investments	(3,610,095)	3,465,577
Net increase (decrease) in net assets resulting from operations	(190,999)	14,273,392
FROM DISTRIBUTIONS
Distributions from net realized gains on investments
Investor Class	—	(5,692,754)
Institutional Class	—	(961,071)
Net decrease in net assets from distributions	—	(6,653,825)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	913,816	3,448,729
Proceeds from reinvestment of distributions	—	5,304,989
Redemption of shares (see note 5)	(5,198,508)	(13,391,316)
Net decrease from investor class share transactions	(4,284,692)	(4,637,598)
Institutional Class
Proceeds from sale of shares	3,050,926	7,588,033
Proceeds from reinvestment of distributions	—	714,308
Redemption of shares (see note 5)	(495,520)	(113,425)
Net increase from institutional class share transactions	2,555,406	8,188,916
Net increase (decrease) in net assets resulting from capital share transactions	(1,729,286)	3,551,318
Total increase (decrease) in net assets	(1,920,285)	11,170,885
NET ASSETS
Beginning of period	55,775,279	44,604,394
End of period	$53,854,994	$55,775,279
ACCUMULATED NET INVESTMENT LOSS	$(104,344)	$—
TRANSACTIONS IN SHARES
Investor Class
Shares sold	32,019	117,925
Shares issued in reinvestment of distributions	—	187,721
Less shares redeemed	(183,115)	(467,054)
Net decrease from investor class share transactions	(151,096)	(161,408)
Institutional Class
Shares sold	106,928	257,221
Shares issued in reinvestment of distributions	—	25,241
Less shares redeemed	(17,515)	(3,734)
Net increase from institutional class share transactions	89,413	278,728
Net increase from capital share transactions	(61,683)	117,319

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	CHINA OPPORTUNITIES FUND
	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM OPERATIONS
Net investment loss	$(283,315)	$(387,846)
Net realized gains (losses) on investments and foreign currency transactions	11,281,974	8,522,065
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(8,966,725)	38,207,646
Net increase in net assets resulting from operations	2,031,934	46,341,865
FROM DISTRIBUTIONS
Distributions from net investment income
Investor Class	—	(104,879)
Institutional Class	—	(46,048)
Distributions from net realized gains on investments
Investor Class	—	(6,243,179)
Institutional Class	—	(825,329)
Net decrease in net assets from distributions	—	(7,219,435)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	5,227,747	8,819,867
Proceeds from reinvestment of distributions	—	5,898,283
Redemption of shares (see note 5)	(20,238,974)	(35,910,445)
Net decrease from investor class share transactions	(15,011,227)	(21,192,295)
Insitutional Class
Proceeds from sale of shares	1,753,153	13,012,093
Proceeds from reinvestment of distributions	—	692,275
Redemption of shares (see note 5)	(1,244,635)	(1,554,104)
Net increase from institutional class share transactions	508,518	12,150,264
Net decrease from capital share transactions	(14,502,709)	(9,042,031)
Total increase (decrease) in net assets	(12,470,775)	30,080,399
NET ASSETS
Beginning of period	121,277,033	91,196,634
End of period	$108,806,258	$121,277,033
ACCUMULATED NET INVESTMENT LOSS	$(1,170,672)	$(643,888)
TRANSACTIONS IN SHARES
Investor Class
Shares sold	306,972	577,487
Shares issued in reinvestment of distributions	—	374,732
Less shares redeemed	(1,209,002)	(2,566,998)
Net decrease from investor class share transactions	(902,030)	(1,614,778)
Insitutional Class
Shares sold	106,997	938,237
Shares issued in reinvestment of distributions	—	44,038
Less shares redeemed	(76,621)	(97,912)
Net increase from institutional class share transactions	30,376	884,362
Net decrease from capital share transactions	(871,654)	(730,416)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	INTERNATIONAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM OPERATIONS
Net investment income (loss)	$1,455,415	$(1,475,111)
Net realized gains on investments and foreign currency transactions	72,624,651	151,795,537
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(72,467,630)	129,791,921
Net increase in net assets resulting from operations	1,612,436	280,112,347
FROM DISTRIBUTIONS
Distributions from net investment income	—	(2,293,493)
Distributions from net realized gains on investments	—	(93,265,395)
Net decrease in net assets from distributions	—	(95,558,888)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	43,795,925	165,879,893
Proceeds from reinvestment of distributions	—	81,251,448
Redemption of shares (see note 5)	(74,090,897)	(234,806,437)
Net increase (decrease) from capital share transactions	(30,294,972)	12,324,904
Total increase (decrease) in net assets	(28,682,536)	196,878,363
NET ASSETS
Beginning of period	905,392,332	708,513,969
End of period	$876,709,796	$905,392,332
ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(2,614,103)	$(3,099,384)
TRANSACTIONS IN SHARES
Shares sold	1,665,808	7,123,857
Shares issued in reinvestment of distributions	—	3,193,844
Less shares redeemed	(2,833,673)	(9,902,311)
Net increase (decrease) from capital share transactions	(1,167,865)	415,390

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

EMERGING MARKETS FUND
Two Months Ended June 30, 2018 (unaudited)
FROM OPERATIONS
Net investment income	$12,698
Net realized gains (losses) on investments and foreign currency transactions	(10,108)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(289,445)
Net decrease in net assets resulting from operations	(286,855)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	320,908
Redemption of shares (see note 5)	—
Net increase from investor class share transactions	320,908
Institutional Class
Proceeds from sale of shares	5,576,345
Redemption of shares (see note 5)	—
Net increase from institutional class share transactions	5,576,345
Net increase in net assets resulting from capital share transactions	5,897,253
Total increase in net assets	5,610,398
NET ASSETS
Beginning of period	—
End of period	$5,610,398
ACCUMULATED NET INVESTMENT INCOME	$12,698
TRANSACTIONS IN SHARES
Investor Class
Shares sold	32,212
Less shares redeemed	—
Net increase from investor class share transactions	32,212
Institutional Class
Shares sold	558,219
Less shares redeemed	—
Net increase from institutional class share transactions	558,219
Net increase from capital share transactions	590,431

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2018 (unaudited)

1. Description of Organization

Description of business. The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of eight Funds of which seven are in this report: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Small-Cap Value Fund, the Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis Emerging Markets Fund and the Oberweis International Opportunities Fund (collectively, “the Funds”) are each a series of the Trust. Effective February 22, 2018, the Oberweis Emerging Growth Fund was renamed the Oberweis Global Opportunities Fund, the change is in name only. Each Fund in this report except for Oberweis International Opportunities Fund currently offers two classes of shares: Investor Class and Institutional Class. Oberweis International Opportunities Fund offers only Investor Class shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis Emerging Markets Fund and the Oberweis International Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2018 (unaudited) (continued)

either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements. In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2018:

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND	SMALL-CAP VALUE FUND
Level 1 — Equities	$92,812,422	$11,664,062	$33,425,818
REITs	—	—	4,696,396
Total Level 1	92,812,422	11,664,062	38,122,214
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$92,812,422	$11,664,062	$38,122,214

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2018 (unaudited) (continued)

	GLOBAL OPPORTUNITIES FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND
Level 1 — Equities
Total Asia	$2,032,370	$102,710,156	$—
Total Australia	—	—	—
Total Europe	—	—	—
Total North America	25,231,697	—	—
Total Level 1	27,264,067	102,710,156	—
Level 2 — Equities
Total Asia	9,033,011	—	303,385,783
Total Australia	581,695	—	57,257,284
Total Europe	13,794,728	—	447,672,724
Total North America	1,052,558	—	32,148,137
Total Commercial Paper	—	—	—
Total Level 2	24,461,992	—	840,463,928
Level 3	—	—	—
Total Investments	$51,726,059	$102,710,156	$840,463,928

EMERGING MARKETS FUND
Level 1 — Equities
Total Asia	$4,135,604
Total Africa	140,276
Total Europe	105,821
Total North America	152,070
Total South America	228,766
Exchange Traded Funds Total Asia	378,000
Total Level 1	5,140,537
Level 2 — Equities
Total Asia	—
Total Africa	—
Total Europe	—
Total North America	—
Total South America	—
Total Level 2	—
Level 3	—
Total Investments	$5,140,537

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2018 (unaudited) (continued)

Significant transfers between Levels 1 and 2 included securities valued respectively at $24,461,992 and $840,463,928 at June 30, 2018 for the Global Opportunities Fund and the International Opportunities Fund. This movement was primarily the result of certain foreign securities using a systematic fair value model at June 30, 2018 but not at December 31, 2017.

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund Share Valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Fund Expense Allocations. The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata amoung the Funds based on net assets or other appropriate methods.

Federal Income Taxes and Dividends to Shareholders. It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2018 (unaudited) (continued)

applicable to regulated investment companies for the period ended June 30, 2018. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

For the period ended June 30, 2018, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (“PFIC”) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year/period ended December 31, 2017, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Increases/(Decrease)
	Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments
Micro-Cap Fund	$1,117,184	$1,076,053	$(2,193,237)
Small-Cap Opportunities Fund	$41,876	$136,380	$(178,256)
Small-Cap Value Fund	$57,635	$(63,807)	$6,172
Global Opportunities Fund	$308,657	$343,565	$(652,222)
China Opportunities Fund	$554,140	$248,261	$(802,401)
International Opportunities Fund	$8,311,006	$811,733	$(9,122,739)

The tax character of distributions paid during the fiscal year/period ended December 31, 2017 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$2,350,684	$8,363,015	$10,713,699
Small-Cap Opportunities Fund	$92,935	$576,544	$669,479
Small-Cap Value Fund	$854,535	$2,218,954	$3,073,489
Global Opportunities Fund	$324,320	$6,329,505	$6,653,825
China Opportunities Fund	$1,111,685	$6,107,750	$7,219,435
International Opportunities Fund	$13,065,063	$82,493,825	$95,558,888

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2018 (unaudited) (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$30,385	$30,385
Small-Cap Opportunities Fund	$—	$384,144	$384,144
Global Opportunities Fund	$—	$495,197	$495,197
China Opportunities Fund	$—	$737,819	$737,819
International Opportunities Fund	$477,077	$—	$477,077

The Global Opportunities Fund, Small-Cap Opportunities Fund China Opportunities Fund and International Opportunities Fund utilized $2,433,298, $174,960, $128,975, and $27,266,468 respectively, of its capital loss carryforwards during the year ended December 31, 2017.

Post-October capital losses and Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2017, China Opportunities Fund deferred $428,594 of Post October capital losses and $114,153 of qualified late-year losses to January 1, 2018.

As of December 31, 2017 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income (deficit)	Undistributed Long-term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation on Investments	Unrealized Appreciation/ (Depreciation) Foreign Currency Translations
Micro-Cap Fund	$—	$704,055	$—	$23,545,852	$—
Small-Cap Opportunities Fund	$309,433	$548,046	$—	$2,153,767	$—
Small-Cap Value Fund	$164,952	$858,526	$—	$4,172,559	$—
Global Opportunities Fund	$25,508	$1,104,546	$—	$9,648,509	$355
China Opportunities Fund	$—	$529,941	$(542,747)	$43,754,816	$1,227
International Opportunities Fund	$13,882,345	$6,922,818	$—	$175,080,346	$138,414

Accumulated capital and other losses consists of timing differences related to wash sales, late-year losses and capital loss carryforwards.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2018, open Federal tax years include the tax years ended 2014 through 2018. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2018 (unaudited) (continued)

Indemnifications. Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with Affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Global Opportunities, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Global Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the Small-Cap Value Fund, the China Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. For the period ended June 30, 2018, the Micro-Cap Fund, Global Opportunities Fund and Small-Cap Opportunities Fund incurred investment advisory fees totaling $258,990, $122,027 and $23,078, respectively. For the period ended June 30, 2018, the Small-Cap Value Fund, China Opportunities Fund, Emerging Market Fund and International Opportunities Fund incurred investment advisory fees totaling $195,297, $737,215, $11,381 and $5,671,619, respectively.

Management agreement. For management services and facilities furnished, the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2018, the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund incurred management fees totaling $172,660, $109,630, and $23,078, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and Global Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund Investor Class Shares to the extent that total ordinary operating expenses in any one year 1.55%, 2.24%, 1.60% and 1.75% expressed as a percentage of the Fund’s average daily net assets, respectively. OAM is contractually obligated to reduce its investment and management fees or reimburse the Global Opportunities Fund and Micro-Cap Fund Institutional Class Shares to the extent that total

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2018 (unaudited) (continued)

ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its management fees or reimburse the Small-Cap Value Fund to the extent that total ordinary operating expenses, as defined, exceed 1.30% expressed as a percentage of the Funds’ average daily assets. OAM is contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund, China Opportunities Fund and Emerging Markets Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.30%, 1.99% and 1.50% expressed as a percentage of the Funds’ average daily net assets, respectively. For the period ended June 30, 2018 OAM reimbursed the Small-Cap Opportunities Fund, Emerging Markets Fund, and the International Opportunities Fund in the amount of $30,120, $26,289, and $523,457, respectively.

Officers and trustees. Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2018, the Trust made no direct payments to its officers and paid $32,000 to its unaffiliated trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets of Investor Class Shares as compensation for services. For the period ended June 30, 2018, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, Emerging Markets Fund, Small Cap Value Fund and International Opportunities Fund incurred distribution fees totaling $92,266, $8,090, $55,962, $128,694, $110, $39, and $1,134,324, respectively.

Affiliated Commissions. For the period ended June 30, 2018, the Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment Transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2018, other than options written and money market investments, aggregated $50,728,831 and $63,272,785, respectively, for the Micro-Cap Fund, $41,411,285 and $45,371,784, respectively, for the Global Opportunities Fund, $7,949,783 and $8,279,990, respectively, for the Small-Cap Opportunities Fund, $12,845,981 and $16,587,200, respectively, for the Small-Cap Value Fund, $42,426,587 and $59,638,666, respectively, for the China Opportunities Fund, $670,638,995, and $654,112,550, respectively, for the International Opportunities Fund, $6,031,318 and $601,346, respectively, for the Emerging Markets Fund. The Funds did not hold government securities during the period ended June 30, 2018.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2018 (unaudited) (continued)

gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the period ended June 30, 2018.

5. Redemption Fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the Emerging Markets Fund and the International Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund were $63,246, $2,429, $2, $10,542, $0 and $12,195, respectively, for the period ended June 30, 2018, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

6. Earnings Credits and Interest Charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2018, the Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund received credits of $8,629, $7,650, $1,873, $366, $11,186, $1,269 and $156,148, respectively. During the period ended June 30, 2018, the Micro-Cap Fund, the Small Cap Opportunities Fund, the Global Opportunities Fund, China Opportunities Fund and the Small-Cap Value Fund incurred interest charges of $3,985, $9, $225, $2,552, and $1,129, respectively, which is included in custodian fees and expenses in the statement of operations.

7. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	MICRO-CAP FUND
	Six Months Ended June 30, 2018 (unaudited)		Years Ended December 31,
			2017	2016	2015	2014	2013
Net asset value at beginning of period	$25.12		$22.02	$17.68	$17.12	$20.05	$12.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.16)		(.32)	(.15)	(.24)	(.27)	(.20)
Net realized and unrealized gains (losses) on investments	2.70		6.37	4.49	1.34	(1.32)	8.08
Total from investment operations	2.54		6.05	4.34	1.10	(1.59)	7.88
Redemption fees[a]	.02		—	.01	—	.04	.01
Less distributions:
Distribution from net realized gains on investments	—		(2.95)	(.01)	(.54)	(1.38)	—
Net asset value at end of period	$27.68		$25.12	$22.02	$17.68	$17.12	$20.05
Total Return (%)	10.19		27.90	24.60	6.38	(7.71)	64.88
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$84,104		$92,249	$67,133	$50,679	$29,251	$35,925
Ratio of gross expenses to average net assets (%)	1.57	[c]	1.58	1.65	1.72	1.71	1.87
Ratio of net expenses to average net assets (%)[b]	1.55	[c]	1.54	1.64	1.72	1.71	1.86
Ratio of net investment loss to average net assets (%)	(1.24)[c]		(1.32)	(.80)	(1.35)	(1.38)	(1.28)
Portfolio turnover rate (%)	60	[d]	91	102	133	141	71

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	MICRO-CAP FUND
	Six Months Ended June 30, 2018 (unaudited)	Period Ended December 31, 2017[a]
Net asset value at beginning of period	$25.17	$23.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.14)	(.18)
Net realized and unrealized gains on investments	2.69	4.18
Total from investment operations	2.55	4.00
Redemption fees[b]	.02	—
Less distributions:
Distribution from net realized gains on investments	—	(2.35)
Net asset value at end of period	$27.74	$25.17
Total Return (%)	10.21	16.92 [d]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$14,165	$9,346
Ratio of gross expenses to average net assets (%)[e]	1.33	1.32
Ratio of net expenses to average net assets (%)[c,e]	1.31	1.28
Ratio of net investment loss to average net assets (%)[e]	(1.12)	(1.04)
Portfolio turnover rate (%)	60 [f]	91

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Calendar year performance for 2017 represents synthetic returns.

e Annualized.

f Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2018 (unaudited)		Years Ended December 31,
			2017	2016	2015	2014	2013
Net asset value at beginning of period	$16.40		$13.89	$13.48	$14.32	$17.04	$12.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.10)		(.22)	(.22)	(.27)	(.26)	(.17)
Net realized and unrealized gains (losses) on investments	1.49		3.77	1.22	1.02	(.64)	6.06
Total from investment operations	1.39		3.55	1.00	.75	(.90)	5.89
Redemption fees[a]	—		—	—	.02	—	—
Less distributions:
Distribution from net realized gains on investments	—		(1.04)	(.59)	(1.61)	(1.82)	(.93)
Net asset value at end of period	$17.79		$16.40	$13.89	$13.48	$14.32	$17.04
Total return (%)	8.48		25.54	7.38	5.10	(5.31)	48.87
RATIO/SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$6,657		$7,533	$9,385	$10,797	$8,279	$9,392
Ratio of gross expenses to average net assets (%)	2.10	[c]	2.29	2.40	2.00	2.18	2.39
Ratio of net expenses to average net assets (%)[b]	1.55	[c]	1.72	2.00	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)	(1.16)[c]		(1.42)	(1.67)	(1.72)	(1.62)	(1.18)
Portfolio turnover rate (%)	72	[d]	142	150	134	107	134

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2018 (unaudited)	Period Ended December 31, 2017[a]
Net asset value at beginning of period	$16.44	$15.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.08)	(.11)
Net realized and unrealized gains (losses) on investments	1.50	2.39
Total from investment operations	1.42	2.28
Redemption Fees[b]	—	—
Less distributions:
Distribution from net realized gains on investments	—	(1.04)
Net asset value at end of period	$17.86	$16.44
Total Return (%)	8.64	14.99 [d]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$5,488	$3,564
Ratio of gross expenses to average net assets (%)[e]	1.85	1.86
Ratio of net expenses to average net assets (%)[c,e]	1.30	1.30
Ratio of net investment loss to average net assets (%)[e]	(.98)	(.97)
Portfolio turnover rate (%)	72 [f]	142

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Calendar year performance for 2017 represents synthetic returns.

e Annualized.

f Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	SMALL-CAP VALUE FUND
Period Ended June 30, 2018[a] (unaudited)
Net asset value at beginning of period	$20.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.14
Net realized and unrealized gains (losses) on investments	.95
Total from investment operations	1.09
Redemption fees[b]	—
Net asset value at end of period	$21.69
Total return (%)	3.04
RATIO/SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$146
Ratio of gross expenses to average net assets (%)[d]	1.55
Ratio of net expenses to average net assets (%)[c,d]	1.55
Ratio of net investment income to average net assets (%)[d]	3.73
Portfolio turnover rate (%)	33 [e]

a For the period from May 1, 2018 (commencement of operations) through June 30, 2018.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Annualized.

e Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Notes:

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	SMALL-CAP VALUE FUND
	Six Months Ended June 30, 2018 (unaudited)		Six Months Ended December 31, 2017[a]		Year Ended June 30, 2017[d]	Year Ended June 30, 2016[d]	Year Ended June 30, 2015[d]
Net asset value at beginning of period	$21.63		$21.63		$18.28	$19.35	$20.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.11		.11		.24	.24	.25
Net realized and unrealized gains (losses) on investments	.53		1.83		3.33	(.88)	(.54)
Total from investment operations	.64		1.94		3.57	(.64)	(.29)
Redemption fees[b]	—		—		—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	(.56)		(1.80)		(.01)	(.30)	(.22)
Dividends from net investment income	(.01)		(.14)		(.21)	(.13)	(.14)
Total dividends and distributions	(.57)		(1.94)		(.22)	(.43)	(.36)
Net asset value at end of period	$21.70		$21.63		$21.63	$18.28	$19.35
Total return (%)	3.09	[f]	9.48	[f]	19.50	(3.08)	(1.43)
RATIO/SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$38,007		$41,138		$34,548	$29,642	$29,536
Ratio of gross expenses to average net assets (%)	1.27	[e]	1.97	[e]	2.00	2.03	2.01
Ratio of net expenses to average net assets (%)[c]	1.27	[e]	1.30	[e]	1.30	1.30	1.30
Ratio of net investment loss to average net assets (%)	1.03	[e]	1.05	[e]	1.15	1.37	1.26
Portfolio turnover rate (%)	33	[f]	35	[f]	76	62	70

Notes:

a For the period from July 1, 2017 through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d The financial highlights set forth herein include the historical financial highlights of the Cozad Small Cap Value Fund (the “Predecessor Fund”). The Predecessor Fund was reorganized into the Oberweis Small-Cap Value Fund on September 29, 2017 Information prior to September 29, 2017 reflects the performance of the Predecessor Fund's Class I shares.

e Annualized.

f Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Notes:

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	GLOBAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2018 (unaudited)	Years Ended December 31,
		2017	2016	2015	2014	2013
Net asset value at beginning of period	$28.36	$24.13	$24.78	$25.72	$30.84	$19.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.06)	(.19)	(.24)	(.27)	(.39)	(.33)
Net realized and unrealized gains (losses) on investments	(.04)	8.21	(.14)	2.86	(2.32)	11.48
Total from investment operations	(.10)	8.02	(.38)	2.59	(2.71)	11.15
Redemption fees[a]	—	—	—	.02	.02	.01
Less distributions:
Distribution from net realized gains on investments	—	(3.79)	(.27)	(3.55)	(2.43)	—
Net asset value at end of period	$28.26	$28.36	$24.13	$24.78	$25.72	$30.84
Total return (%)	(.35)	33.30	(1.54)	10.02	(8.75)	56.71
RATIO/SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$43,419	$47,856	$44,604	$56,848	$47,976	$70,493
Ratio of gross expenses to average net assets (%)	1.48 [c]	1.52	1.59	1.51	1.49	1.53
Ratio of net expenses to average net assets (%)[b]	1.45 [c]	1.50	1.59	1.51	1.49	1.53
Ratio of net investment loss to average net assets (%)	(.43)[c]	(.67)	(.99)	(.95)	(1.32)	(1.35)
Portfolio turnover rate (%)	79 [d]	137	126	200	95	70

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	GLOBAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2018 (unaudited)	Period Ended December 31, 2017[a]
Net asset value at beginning of period	$28.41	$27.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.02)	(.12)
Net realized and unrealized gains (losses) on investments	(.04)	4.90
Total from investment operations	(.06)	4.78
Redemption fees[b]	—	—
Less distributions:
Distribution from net realized gains on investments	—	(3.79)
Net asset value at end of period	$28.35	$28.41
Total return (%)	(.21)	17.49 [e]
RATIO/SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$10,436	$7,919
Ratio of gross expenses to average net assets (%)[d]	1.23	1.20
Ratio of net expenses to average net assets (%)[c,d]	1.21	1.18
Ratio of net investment loss to average net assets (%)[d]	(.16)	(.59)
Portfolio turnover rate (%)	79 [e]	137

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Annualized.

e Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	CHINA OPPORTUNITIES FUND
	Six Months Ended June 30, 2018 (unaudited)		Years Ended December 31,
			2017	2016	2015	2014	2013
Net asset value at beginning of period	$15.95		$10.94	$12.15	$13.79	$16.83	$11.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.04)		(.06)	(.11)	(.09)	(.15)	(.08)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	.25		6.07	(1.01)	(.22)	(.93)	6.68
Total from investment operations	.21		6.01	(1.12)	(.31)	(1.08)	6.60
Redemption fees[a]	—		—	—	.01	.02	.01
Less dividends and distributions:
Distribution from net realized gains on investments	—		(.98)	(.09)	(1.34)	(1.88)	(.75)
Dividends from net investment income	—		(.02)	—	—	(.10)	(.15)
Total dividends and distributions	—		(1.00)	(.09)	(1.34)	(1.98)	(.90)
Net asset value at end of period	$16.16		$15.95	$10.94	$12.15	$13.79	$16.83
Total return (%)	1.32		55.05	(9.22)	(2.20)	(6.27)	59.56
RATIO/SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$94,028		$107,190	$91,197	$113,287	$166,614	$199,209
Ratio of gross expenses to average net assets (%)	1.90	[c]	1.92	1.99	1.95	1.93	2.07
Ratio of net expenses to average net assets (%)[b]	1.88	[c]	1.90	1.98	1.95	1.93	2.07
Ratio of net investment loss to average net assets (%)	(.49)[c]		(.38)	(.93)	(.61)	(.92)	(.59)
Portfolio turnover rate (%)	37	[d]	97	125	81	127	140

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	CHINA OPPORTUNITIES FUND
	Six Months Ended June 30, 2018 (unaudited)	Period Ended December 31, 2017[a]
Net asset value at beginning of period	$15.93	$12.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.04)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	.27	4.19
Total from investment operations	.23	4.18
Redemption fees[b]	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—	(.98)
Dividends from net investment income	—	(.05)
Total dividends and distributions		(1.03)
Net asset value at end of period	$16.16	$15.93
Total return (%)	1.44	32.87
RATIO/SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$14,778	$14,087
Ratio of gross expenses to average net assets (%)[d]	1.65	1.60
Ratio of net expenses to average net assets (%)[c,d]	1.63	1.59
Ratio of net investment loss to average net assets (%)[d]	(.43)	(.12)
Portfolio turnover rate (%)	37 [e]	97

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Annualized.

e Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	INTERNATIONAL OPPORTUNITIES FUND
	Six Months Ended June 30, 2018 (unaudited)		Years Ended December 31,
			2017	2016	2015	2014	2013
Net asset value at beginning of period	$25.49		$20.19	$21.33	$18.56	$19.45	$12.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	.04		(.04)	.01	.01	(.06)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	—		8.26	(1.15)	2.79	(.85)	6.99
Total from investment operations	.04		8.22	(1.14)	2.80	(.91)	6.98
Redemption fees[a]	—		—	.01	.01	.02	.02
Less dividends and distributions:
Distribution from net realized gains on investments	—		(2.85)	—	—	—	(.20)
Dividends from net investment income	—		(.07)	(.01)	(.04)	—	(.09)
Total dividends and distributions	—		(2.92)	(.01)	(.04)	—	(.29)
Net asset value at end of period	$25.53		$25.49	$20.19	$21.33	$18.56	$19.45
Total return (%)	.16		40.77	(5.28)	15.14	(4.58)	55.01
RATIO/SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$876,710		$905,392	$708,514	$739,142	$408,675	$166,487
Ratio of gross expenses to average net assets (%)	1.75	[c]	1.79	1.82	1.85	1.89	2.20
Ratio of net expenses to average net assets (%)[b]	1.60	[c]	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	.32	[c]	(.18)	.05	.05	(.33)	(.05)
Portfolio turnover rate (%)	78	[d]	153	139	214	212	176

Notes:

a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	EMERGING MARKETS FUND
Period Ended June 30, 2018[a] (unaudited)
Net asset value at beginning of period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.01
Net realized and unrealized (losses) on investments	(.51)
Total from investment operations	(.50)
Redemption fees[b]	—
Net asset value at end of period	$9.50
Total Return (%)	(5.00)
RATIO/SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$306
Ratio of gross expenses to average net assets (%)[d]	4.68
Ratio of net expenses to average net assets (%)[c,d]	1.75
Ratio of net investment income to average net assets (%)[d]	.51
Portfolio turnover rate (%)	12 [e]

Notes:

a For the period from May 1, 2018 (commencement of operations) through June 30, 2018.

b The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Annualized.

e Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	EMERGING MARKETS FUND
Period Ended June 30, 2018[a] (unaudited)
Net asset value at beginning of period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.02
Net realized and unrealized (losses) on investments	(.52)
Total from investment operations	(.50)
Redemption fees[b]	—
Net asset value at end of period	$9.50
Total return (%)	(5.00)
RATIO/SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$5,304
Ratio of gross expenses to average net assets (%)[d]	4.30
Ratio of net expenses to average net assets (%)[c,d]	1.50
Ratio of net investment loss to average net assets (%)[d]	1.40
Portfolio turnover rate (%)	12 [e]

Notes:

a For the period from May 1, 2018 (commencement of operations) through June 30, 2018.

b The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Annualized.

e Not annualized.

THE OBERWEIS FUNDS

Supplemental Information (unaudited)

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Micro-Cap Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund) portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 800-323-6166. It also appears on oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Approval of Investment Advisory Contracts:

The Investment Advisory and Management Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management (“OAM”) (the “Agreement”) with respect to the Emerging Markets Fund (the “Fund”) was approved by the Board of Trustees (the “Board”), including all of the trustees who are not parties to the Agreement or interested persons of any such party (the “independent trustees”), on February 22, 2018. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Agreement was in the best interests of the shareholders of the Fund. The independent trustees were assisted by legal counsel in making their determination.

Nature, Quality and Extent of Services. With respect to the nature, extent and quality of services to be provided by OAM, the Board considered the functions to be performed by OAM and the personnel that will provide such services. The Board also considered OAM’s financial condition and the culture of compliance created by OAM, including the competency of the Trust’s chief compliance officer and the fact that the Trust and OAM have not had any material compliance issues. The Board also considered the experience, academic background, tenure and structure of the Trust’s portfolio management team along with the portfolio manager joining OAM who will be responsible for managing the Fund and will be responsible for OAM’s Emerging Markets strategy, as well as the honesty and integrity of OAM. Further, the Board noted that OAM personnel are always open and forthright with the Board. In addition, the Board considered that OAM is a research-oriented firm that conducts extensive research. Based on the information provided, the Board concluded that the nature and extent of services to be provided to the Fund by OAM were appropriate and that the quality of such services was expected to be good.

Fees and Expenses. The Board compared the amounts to be paid to OAM for advisory and management services for the Fund with other mutual funds pursuing broadly similar strategies, as included in the Morningstar reports provided to the Board. This information showed that the proposed advisory and management fees would be the same as or lower than seven of the other 10 mutual funds.

THE OBERWEIS FUNDS

Supplemental Information (unaudited)  (continued)

In addition, the Board considered the proposed expense limitations for the Fund and noted that OAM would be responsible for the costs associated with the start-up of the Fund, including the organizational expenses and costs of preparing and filing the Registration Statement. Based on the information considered, the Board concluded that the Fund’s advisory and management fees were reasonable in amount given the quality of services expected to be provided and taking into consideration other relevant circumstances.

Economies of Scale. The Board also considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board noted the asset capacity constraints for the Fund which limit economies of scale. The Board concluded that the Fund’s advisory and management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM or Its Affiliates. With respect to other incidental benefits to be received by OAM or its affiliates from their relationship with the Fund, the Board considered the fact that while the Fund would pay 12b-1 fees to Oberweis Securities, Inc. (“OSI”) as the distributor for the Investor Class Shares of the Fund, 12b-1 fees would not be paid to OSI for the Institutional Class Shares and, as such, OSI would not receive payments for its distribution services for the Institutional Class Shares. The Board also considered potential benefits to OAM related to soft dollars.

After due consideration of all of the information and factors deemed relevant by the Board, the Board determined that the Agreement was a reasonable business arrangement. In reaching its determination, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Approval of Investment Sub-Advisory Contracts:

On May 18, 2018, the Board of Trustees (the “Board”), including all of the independent trustees, approved an Investment Sub-Advisory Agreement between OAM and Oberweis Asset Management (Hong Kong) Limited (“OAMHK”) for the China Opportunities Fund (the “Agreement”) effective July 26, 2018, pursuant to which OAM appointed OAMHK to manage the composition of the portfolio and furnish advice and research with respect to the Fund’s investments and strategies. The Board determined that it was in the best interest of the China Opportunities Fund to approve the Agreement. The Board noted that personnel of OAMHK, a wholly-owned subsidiary of OAM, have been providing portfolio management and research services to certain clients of OAM, including the China Opportunities Fund as employees of OAM. The Board considered the qualifications of the portfolio manager, the research and portfolio management and support team and the investment strategy and process for the China Opportunities Fund. The Board also considered the relevant information that was previously presented in connection with the approval of the renewal of the Investment Advisory and Management Agreement with OAM for the China Opportunities Fund. In addition, the Board noted that OAM is responsible for paying OAMHK’s fees; that the Fund will not directly pay any of OAMHK’s fees. Based on all of the information considered, the Board concluded that the nature and extent of services to be provided to the China Opportunities Fund by OAMHK was appropriate and quality was expected to be good, and determined to approve the Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

THE OBERWEIS FUNDS

Supplemental Information (unaudited)  (continued)

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18– 6/30/18	Expense Ratio During Period 1/1/18– 6/30/18
MICRO-CAP FUND
Investor Class
Actual	$1,000.00	$1,101.90	$8.08	1.55%
Hypothetical	$1,000.00	$1,017.11	$7.75	1.55%
Institutional Class
Actual	$1,000.00	$1,102.10	$6.83	1.31%
Hypothetical	$1,000.00	$1,018.30	$6.56	1.31%

THE OBERWEIS FUNDS

Supplemental Information (unaudited)  (continued)

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18– 6/30/18	Expense Ratio During Period 1/1/18– 6/30/18
SMALL-CAP OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,084.80	$8.01	1.55%
Hypothetical	$1,000.00	$1,017,11	$7.75	1.55%
Institutional Class
Actual	$1,000.00	$1,086.40	$6.73	1.30%
Hypothetical	$1,000.00	$1,018.35	$6.51	1.30%
SMALL-CAP VALUE FUND
Investor Class
Actual	$1,000.00	$1,030.40	$7.80	1.55%
Hypothetical	$1,000.00	$1,017.11	$7.75	1.55%
Institutional Class
Actual	$1,000.00	$1,030.90	$6.40	1.27%
Hypothetical	$1,000.00	$1,018.50	$6.36	1.27%
GLOBAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$996.50	$7.18	1.45%
Hypothetical	$1,000.00	$1,017.60	$7.25	1.45%
Institutional Class
Actual	$1,000.00	$997.90	$5.99	1.21%
Hypothetical	$1,000.00	$1,018.79	$6.06	1.21%
CHINA OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,013.20	$9.38	1.88%
Hypothetical	$1,000.00	$1,015.47	$9.39	1.88%
Institutional Class
Actual	$1,000.00	$1,014.40	$8.14	1.63%
Hypothetical	$1,000.00	$1,016.71	$8.15	1.63%
INTERNATIONAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,001.60	$7.94	1.60%
Hypothetical	$1,000.00	$1,016.86	$8.00	1.60%
EMERGING MARKETS FUND
Investor Class
Actual	$1,000.00	$950.00	$8.46	1.75%
Hypothetical	$1,000.00	$1,016.12	$8.75	1.75%
Institutional Class
Actual	$1,000.00	$950.00	$7.25	1.50%
Hypothetical	$1,000.00	$1,017.36	$7.50	1.50%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Chief Compliance Officer
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 3rd Floor, Philadelphia, PA 19103

The Oberweis Funds

Micro-Cap Fund
Small-Cap Opportunities Fund
Small-Cap Value Fund
Global Opportunities Fund
China Opportunities Fund
International Opportunities Fund
Emerging Markets Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

SEMI-ANNUAL REPORT

Oberweis International Opportunities Institutional Fund (OBIIX)

June 30, 2018

oberweisfunds.com

1

PRESIDENT AND PORTFOLIO MANAGER’S LETTER

Dear Fellow Shareholder:

SECOND QUARTER AND FIRST HALF OF 2018 IN REVIEW

Equity prices for international small-caps did not move materially in the first half of 2018. The Oberweis International Opportunities Institutional Fund returned 0.23% in the first half of 2018, while the MSCI World ex-USA Small-Cap Growth Index (the “Benchmark”) returned 1.04%. Although the Fund outperformed its benchmark in the first quarter, stock selection in the technology sector and the Japan region detracted from performance in the second quarter, when the Fund returned -1.16% versus 0.27% for the Benchmark.

This year’s relatively minor change in stock prices masks a period of rising uncertainty and greater volatility. Contentious trade negotiations between the US and China illustrate that the risks of a global trade war are rising. A ratcheting up of the stakes with tit-for-tat retaliation will likely weigh on global growth. It is difficult to assess the odds of cooler heads prevailing in a “grand trade compromise” versus the odds of a full-fledged trade war. As it stands today, the market still mostly assumes the former case, although investors appear to be discounting rising odds of the latter.

European investors once again struggled with rising political uncertainty. This time Italy came to the forefront with a political newcomer taking the Prime Minister position and once again creating uncertainty over the future of the Euro Zone. Tighter monetary policy in the US hit emerging market currencies, with the MSCI Emerging Markets Currency Index declining approximately 5.5% in the second quarter. Industrial activity in China appears to be decelerating and countries such as Germany and Japan remain vulnerable to an industrial slowdown in China. Lastly, despite an increase in output from OPEC, oil continued its move higher, rising slightly more than 14%. Energy was a bright spot for us during the quarter, being our most positive contributing sector. In short, global growth remains positive, but the risks of a slowdown are rising, mostly due to rising trade tensions and tighter US monetary policy.

While macro factors such as global trade may rule the day over shorter time periods, we remain steadfast in our focus on investing in individual businesses in which we believe something misunderstood or under-estimated is likely to drive earnings growth in excess of consensus expectations.

OUTLOOK

Our outlook continues to be mixed. On one hand, the global economy continues to expand, albeit at a slower pace outside of the US. During the second quarter our team found a large number of new names experiencing positive earnings surprises and revisions. As a result, we added an above-average number of new ideas to the portfolio. In the past, we have observed that periods yielding an unusually high number of new positions can anticipate periods of favorable performance for our strategy.

On the other hand, however, we are incrementally more concerned about unpredictable US trade policy and the risk of a trade war. Globalization has been one of the drivers of margin expansion over the past two decades and we worry about the potential for margin contraction in the case of a trade war. A recent report by Empirical Research Partners (ERP) notes that since China joined the World Trade Organization in 2001, manufacturers’ net margins have nearly doubled with the bulk of the margin improvement coming from the benefits of globalization. Protectionist trade policies have the potential to halt or reverse those margins gains and depress corporate earnings. As every economic student remembers, tariffs have historically not worked well toward either improving trade deficits or stimulating growth. While rationality would suggest the trade dispute should be resolved with a compromise and

2

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

renegotiated terms, it is difficult to be confident that the U.S. and China will avoid a full-fledged trade war. More importantly, it also appears to us that global markets may be underestimating the increased probability of an adverse outcome. As a result, we are underweight economically sensitive areas like materials and industrials, believing these sectors’ earnings remain most at risk from the ongoing trade developments.

PORTFOLIO HIGHLIGHTS

At the end of the second half, the portfolio was invested in 94 stocks in 17 countries. Our top five country weightings (portfolio weighting versus the MSCI World ex-US Small Cap Growth Index) at the end of the quarter were Japan (28.4% vs. 28.1%), the United Kingdom (16.8% vs. 16.6%), France (6.6% vs. 4.1%), Australia (6.4% vs. 6.4%), and Switzerland (5.5% vs. 4.5%). On a sector basis, the portfolio is overweight financials (12.9% vs. 5.9%) and underweight health care (5.6% vs. 11.0%). We appreciate your investment in The Oberweis International Opportunities Institutional Fund and are grateful for the trust you have shown us. If you have any questions, please contact Brian Lee (institutional clients) or John Collins (advisory accounts) at (800) 323-6166. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager

3

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2018)
Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund*	Expense Ratio**
OBIIX	-1.16	17.50	11.11	N/A	N/A	7.94	1.10

* Life of Fund returns are from commencement of operations on 03/10/14 for the Fund

** Expense ratio is the total net annualized fund operating expense ratio as of 12/31/17. The expense ratio gross of expense offset arrangements and expense reimbursement was 1.15% for OBIIX. Oberweis Asset Management, Inc., (OAM), the Fund’s investment advisor, is contractually obligated to reduce its management fees or reimburse OBIIX to the extent that total ordinary operating expenses exceed in any one year 1.10% expressed as a percentage of the Fund’s average daily net assets, respectively. The annual expense ratio will reflect a blend of both the old and new expense reimbursement arrangements in effect for 2017.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change. Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax.

4

Oberweis International Opportunities
Institutional Fund

At June 30, 2018 (unaudited)

Asset Allocation (%)
Common Stocks	94.8
Other Assets in excess of Liabilities	5.2
100.0

Top Holdings (%)
Burford Capital Ltd.	2.6
Teleperformance SA	2.4
Intermediate Capital Group PLC	2.2
NEXTDC, Ltd.	2.1
GVC Hldgs. PLC	2.1
Evolution Mining Ltd.	2.0
Open House Co. Ltd.	2.0
Taiyo Yuden Co. Ltd.	2.0
Keywords Studios PLC	1.9
Ubisoft Entertainment SA	1.8
Other Holdings	78.9
100.0

Top Industries (%)
Software	7.6
Professional Services	7.4
Capital Markets	6.3
Electronic Equipment, Instruments & Components	4.5
Internet Software & Services	4.1
Metals & Mining	4.1
Hotels, Restaurants & Leisure	3.8
Machinery	2.9
Diversified Financial Services	2.9
Technology Hardware, Storage & Peripherals	2.7
Other Industries	53.7
100.0

5

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investmentsa June 30, 2018 (unaudited)

	SHARES	VALUE
Equities – 94.8%
AUSTRALIA – 6.4%
A2 Milk Co. Ltd.*	1,015,300	$7,886,100
Altium Ltd.	537,900	8,939,816
Evolution Mining Ltd.	8,030,300	21,003,694
Kogan.Com Ltd.	1,265,709	6,412,376
NEXTDC Ltd.*	3,959,800	22,096,991
		66,338,977
CANADA – 3.6%
Air Canada*	280,700	4,537,062
Colliers International Group, Inc.	68,900	5,241,787
Martinrea International, Inc.	883,700	9,477,577
Parex Resources, Inc.*	950,200	17,938,666
		37,195,092
CHINA – 5.1%
China Suntien Green Energy Corp. Ltd.	15,364,000	4,408,318
Health & Happiness International Hldgs. Ltd.*	1,478,500	10,185,210
JNBY Design Ltd.	2,783,000	6,358,199
Kingdee International Software Group Co. Ltd.	13,258,000	13,503,706
SSY Group Ltd.	6,282,000	6,955,472
Wuxi Biologics Cayman, Inc.*	987,400	10,953,374
		52,364,279
DENMARK – 3.9%
Ambu A/S*	135,200	4,548,028
GN Store Nord A/S*	145,700	6,620,003
Netcompany Group A/S*	156,509	5,732,939
Rockwool International A/S*	25,860	10,080,304
SimCorp A/S*	166,900	13,479,744
		40,461,018
FINLAND – 1.1%
Metsa Board OYJ	982,738	11,078,555
FRANCE – 6.6%
Ipsen SA	30,900	4,833,102
Rubis SCA	140,709	8,770,856
Soitec SA*	127,934	10,728,020
Teleperformance SA	140,300	24,762,663
Ubisoft Entertainment SA*	169,765	18,556,942
		67,651,583

See accompanying notes to the financial statements.

6

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investmentsa June 30, 2018 (unaudited) (continued)

	SHARES	VALUE
GERMANY – 5.2%
Aurelius Equity Opportunities SE	273,800	$16,205,967
Grenke AG	104,680	11,933,972
Puma SE	28,215	16,483,633
S&T AG	350,200	8,972,162
		53,595,734
HONG KONG – 0.5%
PC Partner Group Ltd.	6,102,000	4,854,394
IRELAND – 0.8%
Kingspan Group PLC*	167,000	8,362,677
JAPAN – 28.3%
Advantest Corp.*	203,500	4,221,178
Aruhi Corp.*	139,900	2,921,005
D.A. Consortium Hldgs., Inc.	578,700	16,124,427
En-Japan, Inc.	206,200	10,376,510
Fuji Corp.	354,800	6,351,265
Horiba Ltd.	90,300	6,312,073
House Do Co. Ltd.	259,300	6,011,456
Japan Investment Adviser Co. Ltd.	364,800	17,819,310
Japan Lifeline Co. Ltd.	341,000	8,360,005
Jeol Ltd.	539,000	5,540,260
Kirindo Hldgs Co. Ltd.*	153,800	3,872,640
Maeda Corp.	651,500	7,467,063
Maruwa Co. Ltd.	159,500	12,749,303
Matsumotokiyoshi Hldgs. Co. Ltd.*	307,700	13,807,673
Mercari, Inc.*	178,700	7,319,735
Nextage Co. Ltd.	1,042,400	11,885,017
NGK Spark Plug Co. Ltd.*	457,500	13,006,163
Nippon Chemical Industrial Co. Ltd.*	98,400	4,390,527
Nippon Yakin Kogyo Co. Ltd.*	2,510,300	7,224,556
Open House Co. Ltd.	344,700	20,368,328
Outsourcing, Inc.	760,000	14,058,906
Pigeon Corp.*	75,600	3,673,944
Pressance Corp. Co. Ltd.*	477,600	7,370,714
Sanyo Denki Co. Ltd.*	81,000	5,743,143
Systena Corp.	1,260,400	12,846,436
Taiyo Yuden Co. Ltd.*	726,900	20,260,049
Toda Corp.*	1,205,000	10,464,401
Tokai Carbon Co. Ltd.	469,300	8,406,683
UT Group Co. Ltd.*	374,300	13,979,869
Yokogawa Bridge Hldgs. Corp.	363,700	8,613,230
		291,545,869

See accompanying notes to the financial statements.

7

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investmentsa June 30, 2018 (unaudited) (continued)

	SHARES	VALUE
NETHERLANDS – 3.7%
Aalberts Industries NV	122,900	$5,871,069
AMG Advanced Metallurgical Group NV	252,100	14,098,287
ASR Nederland NV	343,728	13,997,112
TKH Group NV	72,600	4,596,759
		38,563,227
NORWAY – 1.7%
Subsea 7 SA	1,085,900	17,262,562
SINGAPORE – 0.3%
Venture Corp. Ltd.	257,600	3,365,551
SPAIN – 2.1%
Masmovil Ibercom SA*	110,355	12,792,623
Unicaja Banco SA	5,379,400	9,212,764
		22,005,387
SWEDEN – 3.1%
Evolution Gaming Group AB	169,119	10,464,837
Swedish Orphan Biovitrum AB*	121,000	2,635,134
Tele2 AB	1,296,335	15,183,118
Trelleborg AB*	180,500	3,838,078
		32,121,167
SWITZERLAND – 5.5%
ams AG	56,723	4,206,586
Georg Fischer AG	7,247	9,254,307
Logitech International SA*	317,333	13,902,665
Straumann Hldg. AG*	8,813	6,683,658
Swiss Life Hldg. AG	33,678	11,677,900
Temenos Group AG	70,300	10,572,174
		56,297,290
UNITED KINGDOM – 16.9%
B&M European Value Retail SA	1,027,050	5,456,229
Burford Capital Ltd.	1,355,667	26,662,286
Domino's Pizza Group PLC*	1,507,100	6,878,518
Fevertree Drinks PLC	411,000	18,322,507
GVC Hldgs. PLC	1,596,400	22,075,492
Halma PLC*	174,225	3,137,223
Howden Joinery Group PLC	1,833,500	12,930,083
Intermediate Capital Group PLC	1,529,357	22,156,199
Just Eat PLC*	717,600	7,358,786
Keywords Studios PLC	808,600	19,038,437
Ocado Group PLC*	344,800	4,659,874
Pagegroup PLC	1,770,500	13,128,619

See accompanying notes to the financial statements.

8

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investmentsa June 30, 2018 (unaudited) (continued)

	SHARES	VALUE
Rentokil Initial PLC*	1,208,700	$5,573,070
Spirax-Sarco Engineering PLC*	57,600	4,939,530
		172,316,853
Total Equities
(Cost: $855,692,158)		$975,380,215
Total Investments – 94.8%
(Cost: $855,692,158)		$975,380,215
Other Assets Less Liabilities – 5.2%		53,209,240
Net Assets – 100% (Equivalent to $12.80 per share based on 80,331,379 shares outstanding)		$1,028,589,455

Cost of investments is $860,239,690 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$148,523,139
Gross unrealized depreciation	(33,382,614)
Net unrealized appreciation	$115,140,525

a Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended June 30, 2018

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	13.9%
Consumer Staples	5.6%
Energy	3.4%
Financials	12.9%
Health Care	5.6%
Industrials	18.0%
Information Technology	22.5%
Materials	6.4%
Real Estate	2.5%
Telecommunications Service	2.7%
Utilities	1.3%

See accompanying notes to the financial statements.

9

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Assets and Liabilities June 30, 2018 (unaudited)

ASSETS
Investment securities at value(a)	$975,380,215
Cash	51,670,608
Receivable from securities sold	186,542
Dividends and interest receivable	2,451,701
Prepaid expenses	56,334
Total Assets	1,029,745,400
LIABILITIES
Payable for securities purchased	203,775
Payable to advisor (see note 3)	857,191
Accrued expenses	94,979
Total Liabilities	1,155,945
NET ASSETS	$1,028,589,455
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	80,331,379
Net asset value, offering price and redemption price	$12.80
ANALYSIS OF NET ASSETS
Capital	$814,303,705
Accumulated net investment gain	1,038,998
Accumulated net realized gains on investments and foreign currency transactions	93,591,565
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	119,655,187
Net Assets	$1,028,589,455
(a) Investment securities at cost	$855,692,158

See accompanying notes to the financial statements.

10

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Operations Period Ended June 30, 2018 (unaudited)

INVESTMENT INCOME
Interest	$335,334
Dividends[a]	9,801,182
Total Income	10,136,516
EXPENSES
Investment advisory fees (see note 3)	5,257,207
Transfer agent fees and expenses	52,094
Custodian fees and expenses	400,577
Other	153,135
Total expenses before reimbursed expenses	5,863,013
Earnings credit (see note 6)	(188,479)
Total Expenses	5,674,534
NET INVESTMENT INCOME	4,461,982
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	71,407,920
Net realized gains on foreign currency transactions	99,194
Net realized gains on investment and foreign currency transactions	71,507,114
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(72,932,824)
Net realized/unrealized gains on investments and foreign currencies	(1,425,710)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,036,272

a Dividends are net of foreign withholding tax of $972,749

See accompanying notes to the financial statements.

11

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM OPERATIONS
Net investment income	$4,461,982	$2,615,820
Net realized gains on investments and foreign currency transactions	71,507,114	129,406,891
Change in net unrealized appreciation\depreciation on investments and foreign currencies	(72,932,824)	166,909,708
Net increase in net assets resulting from operations	3,036,272	298,932,419
FROM DISTRIBUTIONS
Distributions from net investment income	—	(5,879,772)
Distributions from net realized gains on investments		(65,543,743)
Net decrease in net assets from distributions	—	(71,423,515)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	25,188,063	238,552,396
Proceeds from reinvestment of distributions	—	65,203,577
Redemption of shares (see note 5)	(40,751,879)	(147,624,476)
Net increase (decrease) from capital share transactions	(15,563,816)	156,131,497
Total increase (decrease) in net assets	(12,527,544)	383,640,401
NET ASSETS
Beginning of period	1,041,116,999	657,476,598
End of period	$1,028,589,455	$1,041,116,999
ACCUMULATED NET INVESTMENT INCOME (LOSS)	$1,038,998	$(3,846,101)
TRANSACTIONS IN SHARES
Shares sold	1,937,838	21,517,739
Shares issued in reinvestment of distributions	—	5,118,020
Less shares redeemed	(3,119,123)	(12,753,063)
Net increase (decrease) from capital share transactions	(1,181,285)	13,882,696

See accompanying notes to the financial statements.

12

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2018 (unaudited)

1. Description of Organization

Description of business. The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund (the “Fund”) is one fund in a series issued by the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Fund holds foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Fund, the Fund will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

13

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2018 (unaudited)  (continued)

Fair Value Measurements. In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Fund utilizes the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2018:

	Level 1	Level 2	Level 3
Investment Securities
Equities
Total Asia	$—	$352,130,093	$—
Total Australia	—	66,338,977	—
Total Europe	—	519,716,053	—
Total North America	—	37,195,092	—
Total Investments	$—	$975,380,215	$—

The Fund’s assets may include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

Significant transfers between Levels 1 and 2 included securities valued at $975,380,215 at June 30, 2018. This movement was primarily the result of certain foreign securities using a systematic fair value model at June 30, 2018 but not at December 31, 2017.

Foreign Currency Transactions. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

14

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2018 (unaudited)  (continued)

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of investments and other assets, less liabilities, by the number of shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2017. Therefore, no federal income tax provision is required. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

For the year ended December 31, 2017, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Fund’s net assets.

15

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2018 (unaudited)  (continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2017, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment loss and accumulated net realized gains on investments and foreign currency transactions as follows:

	Increases/(Decrease)
	Capital	Accumulated Net Investment Loss	Accumulated Net Realized Gain on Investments and Foreign Currency Transactions
International Opportunities Institutional Fund	$1,449,604	$(449,723)	$(999,881)

The tax character of distributions paid during the fiscal year ended December 31, 2017 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$5,879,772	$65,543,743	$71,423,515

The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$2,716,040	$—	$2,716,040

The Fund utilized $37,521,984 of capital loss carryforward during the year ended December 31, 2017.

As of December 31, 2017 the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation on Investments	Unrealized Depreciation Foreign Currency Translations
International Opportunities Institutional Fund	$15,877,078	$7,504,009	$—	$186,285,819	$132,968

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2018, open Federal tax years include the tax years ended 2014 through 2018. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions

16

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2018 (unaudited)  (continued)

that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with Affiliates

The Fund has written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory and management services to the Fund. The Fund paid monthly investment advisory fees at an annual rate equal to 1.00% of average daily net assets. For the period ended June 30, 2018, the Fund incurred investment advisory and management fees totaling $5,257,207.

Expense reimbursement. OAM is contractually obligated to reduce its investment fees or reimburse the Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2018 OAM reimbursed the Fund in the amount of $0.

Officers and trustees. Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2018, the Trust made no direct payments to its officers and paid $32,000 to its unaffiliated trustees.

Affiliated Commissions. For the period ended June 30, 2018, the Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment Transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2018, other than options written and money market investments, aggregated $779,363,382 and $724,201,457, respectively. The Fund did not hold government securities during the period ended June 30, 2018.

The Fund may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for the Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options for the period ended June 30, 2018.

17

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2018 (unaudited)  (continued)

5. Redemption Fee

The Fund is designed for long-term investors. To discourage market timers, redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Fund for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Fund were $237, for the period ended June 30, 2018, and were recorded as a reduction of the redemption of shares in the Statement of Changes in Net Assets.

6. Earnings Credits and Interest Charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2018, the Fund received credits of $188,479 and did not incur interest charges.

7. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

18

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Six Months Ended June 30, 2018 (unaudited)		Years Ended December 31,			Period Ended December 31, 2014[a]
			2017	2016	2015
Net asset value at beginning of period	$12.77		$9.72	$10.32	$8.97	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.06		.03	.05	.06	.01
Net realized and unrealized gains (losses) on investments	(.03)		3.95	(.61)	1.35	(1.02)
Total from investment operations	.03		3.98	(.56)	1.41	(1.01)
Redemption Fees[b]	—	[g]	— [g]	— [g]	— [g]	—	[g]
Less dividends and distributions:
Dividends from net realized gains on investments	—		(.85)	—	—	—
Dividends from net investment income	—		(.08)	(.04)	(.06)	(.02)
Total dividends and distributions	—		(.93)	(.04)	(.06)	(.02)
Net asset value at end of period	$12.80		$12.77	$9.72	$10.32	$8.97
Total Return (%)	.23		40.99	(5.43)	15.68	(10.10)[e]
RATIO/SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$1,028,589		$1,041,117	$657,477	$361,402	$178,991
Ratio of gross expenses to average net assets (%)	1.12	[d]	1.15	1.18	1.28	1.39	[d]
Ratio of net expenses to average net assets (%)[c]	1.08	[d]	1.10	1.10	1.10	1.10	[d]
Ratio of net investment income to average net assets (%)	.85	[d]	.29	.47	.59	.11	[d]
Portfolio turnover rate (%)	75	[e]	168	123 [f]	211	152	[e,f]

Notes:

a For the period from March 10, 2014 (commencement of operations) through December 31, 2014.

b The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

d Annualized.

e Not annualized.

f Excludes the value of portfolio securities received as a result of in-kind purchases of the funds's capital shares.

g Less than $0.005 per share.

19

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited)

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment advisor, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 800-323-6166. It also appears on oberweisfunds.com and in the Fund’s Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Fund’s Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Expense Examples:

As a shareholder of The Fund, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

20

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid during Period* 1/1/18– 6/30/18	Expense Ratio during Period 1/1/18– 6/30/18
Actual	$1,000.00	$1,002.30	$5.36	1.08%
Hypothetical	$1,000.00	$1,019.44	$5.41	1.08%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

21

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Chief Compliance Officer
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 3rd Floor, Philadelphia, PA 19103

International Opportunities Institutional Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/7/2018

By (Signature and Title*)	/s/ Patrick B. Joyce Patrick B. Joyce Executive Vice President and Treasurer, The Oberweis Funds

Date 9/7/2018

/*/ Print the name and title of each signing officer under his or her signature.